United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Hermes Equity Funds
(formerly, Federated Equity Funds)

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/20

Date of Reporting Period: Six months ended 04/30/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2020
Share Class | Ticker	A | GVDSX	C | GVDCX	Institutional | GVDIX	R6 | GVDLX

Federated Global Strategic Value Dividend Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Global Strategic Value Dividend Fund)
Fund Established 2017

A Portfolio of Federated Equity Funds
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Equity Funds)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Global Strategic Value Dividend Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2019 through April 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At April 30, 2020, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	23.5%
Utilities	19.5%
Communication Services	15.2%
Consumer Staples	14.6%
Financials	13.4%
Energy	9.9%
Information Technology	5.2%
Industrials	3.2%
Real Estate	2.4%
Cash Equivalents[2]	2.0%
Other Assets and Liabilities—Net[3]	(8.9)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2020 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—106.9%
	Australia—1.0%
1,020	Sonic Healthcare Ltd.	$18,062
	Canada—13.2%
1,105	BCE, Inc.	44,686
754	Canadian Imperial Bank of Commerce	44,678
485	Emera, Inc.	19,307
1,454	Enbridge, Inc.	44,551
830	TC Energy Corp.	38,198
3,040	TELUS Corp.	49,704
	TOTAL	241,124
	France—9.8%
685	Danone SA	47,521
800	Sanofi	78,267
1,860	Scor SA	52,453
	TOTAL	178,241
	Germany—4.0%
2,010	E.On AG	20,118
235	Muenchener Rueckversicherungs-Gesellschaft AG	51,786
	TOTAL	71,904
	Italy—2.9%
3,950	Enel SpA	27,043
5,720	Snam Rete Gas SpA	25,667
	TOTAL	52,710
	Japan—2.8%
1,735	NTT DOCOMO, Inc.	50,926
	Spain—2.1%
3,728	Iberdrola SA	37,372
	Switzerland—5.4%
270	Nestle SA	28,522
260	Novartis AG	22,179
150	Zurich Insurance Group AG	47,817
	TOTAL	98,518
Semi-Annual Shareholder Report
2

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United Kingdom—14.7%
8,005	BP PLC	$31,609
870	British American Tobacco PLC	33,786
2,625	GlaxoSmithKline PLC	54,957
3,139	National Grid-SP PLC	36,948
1,165	SSE PLC	18,362
1,220	Unilever PLC	63,076
20,985	Vodafone Group PLC	29,673
	TOTAL	268,411
	United States—51.0%
1,088	AbbVie, Inc.	89,434
375	American Electric Power Co., Inc.	31,166
90	Amgen, Inc.	21,530
1,654	AT&T, Inc.	50,397
335	Chevron Corp.	30,820
1,195	Cisco Systems, Inc.	50,644
780	Dominion Energy, Inc.	60,161
615	Duke Energy Corp.	52,066
745	Exxon Mobil Corp.	34,620
420	Gilead Sciences, Inc.	35,280
355	IBM Corp.	44,574
400	Merck & Co., Inc.	31,736
1,480	Omega Healthcare Investors, Inc.	43,142
145	PepsiCo, Inc.	19,182
1,980	Pfizer, Inc.	75,953
400	Philip Morris International, Inc.	29,840
195	PNC Financial Services Group	20,801
1,045	PPL Corp.	26,564
2,530	Regions Financial Corp.	27,198
970	The Coca-Cola Co.	44,513
620	United Parcel Service, Inc.	58,689
885	Verizon Communications, Inc.	50,843
	TOTAL	929,153
	TOTAL COMMON STOCKS (IDENTIFIED COST $2,065,562)	1,946,421
Semi-Annual Shareholder Report
3

Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—2.0%
37,390	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.66%[1] (IDENTIFIED COST $37,377)	$37,406
	TOTAL INVESTMENT IN SECURITIES—108.9% (IDENTIFIED COST $2,102,939)[2]	1,983,827
	OTHER ASSETS AND LIABILITIES - NET—(8.9)%[3]	(162,494)
	TOTAL NET ASSETS—100%	$1,821,333
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2020, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2019	59,723
Purchases/Additions	623,633
Sales/Reductions	(645,966)
Balance of Shares Held 4/30/2020	37,390
Value	$37,406
Change in unrealized Appreciation/Depreciation	$28
Net Realized Gain/(Loss)	$(53)
Dividend Income	$223
1	7-day net yield.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
4

The following is a summary of the inputs used, as of April 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$929,153	$—	$—	$929,153
International	241,124	776,144	—	1,017,268
Investment Company	37,406	—	—	37,406
TOTAL SECURITIES	$1,207,683	$776,144	$—	$1,983,827
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,		Period Ended 10/31/2017[1]
		2019	2018
Net Asset Value, Beginning of Period	$5.34	$4.96	$5.37	$5.00
Income From Investment Operations:
Net investment income	0.10	0.21	0.20[2]	0.13[2]
Net realized and unrealized gain (loss)	(0.94)	0.43	(0.33)	0.35
TOTAL FROM INVESTMENT OPERATIONS	(0.84)	0.64	(0.13)	0.48
Less Distributions:
Distributions from net investment income	(0.10)	(0.21)	(0.19)	(0.11)
Distributions from net realized gain	—	(0.05)	(0.09)	—
TOTAL DISTRIBUTIONS	(0.10)	(0.26)	(0.28)	(0.11)
Net Asset Value, End of Period	$4.40	$5.34	$4.96	$5.37
Total Return[3]	(15.94)%	13.25%	(2.67)%	9.73%
Ratios to Average Net Assets:
Net expenses	1.10%[4]	1.12%	1.11%	1.10%[4]
Net investment income	3.82%[4]	3.94%	3.84%	3.22%[4]
Expense waiver/reimbursement[5]	16.08%[4]	18.79%	15.35%	19.52%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$479	$344	$389	$137
Portfolio turnover	28%	44%	25%	23%
1	Reflects operations for the period from January 30, 2017 (date of initial investment) to October 31, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,		Period Ended 10/31/2017[1]
		2019	2018
Net Asset Value, Beginning of Period	$5.34	$4.96	$5.37	$5.00
Income From Investment Operations:
Net investment income	0.08	0.14	0.16[2]	0.10[2]
Net realized and unrealized gain (loss)	(0.94)	0.45	(0.33)	0.37
TOTAL FROM INVESTMENT OPERATIONS	(0.86)	0.59	(0.17)	0.47
Less Distributions:
Distributions from net investment income	(0.08)	(0.16)	(0.15)	(0.10)
Distributions from net realized gain	—	(0.05)	(0.09)	—
TOTAL DISTRIBUTIONS	(0.08)	(0.21)	(0.24)	(0.10)
Net Asset Value, End of Period	$4.40	$5.34	$4.96	$5.37
Total Return[3]	(16.27)%	12.31%	(3.39)%	9.36%
Ratios to Average Net Assets:
Net expenses	1.89%[4]	1.89%	1.86%	1.85%[4]
Net investment income	2.95%[4]	3.17%	3.18%	2.47%[4]
Expense waiver/reimbursement[5]	15.99%[4]	17.78%	15.04%	18.50%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$26	$28	$130	$133
Portfolio turnover	28%	44%	25%	23%
1	Reflects operations for the period from January 30, 2017 (date of initial investment) to October 31, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,		Period Ended 10/31/2017[1]
		2019	2018
Net Asset Value, Beginning of Period	$5.34	$4.96	$5.37	$5.00
Income From Investment Operations:
Net investment income	0.11	0.22	0.21[2]	0.13[2]
Net realized and unrealized gain (loss)	(0.94)	0.43	(0.33)	0.36
TOTAL FROM INVESTMENT OPERATIONS	(0.83)	0.65	(0.12)	0.49
Less Distributions:
Distributions from net investment income	(0.11)	(0.22)	(0.20)	(0.12)
Distributions from net realized gain	—	(0.05)	(0.09)	—
TOTAL DISTRIBUTIONS	(0.11)	(0.27)	(0.29)	(0.12)
Net Asset Value, End of Period	$4.40	$5.34	$4.96	$5.37
Total Return[3]	(15.84)%	13.53%	(2.45)%	9.90%
Ratios to Average Net Assets:
Net expenses	0.85%[4]	0.88%	0.86%	0.85%[4]
Net investment income	3.89%[4]	4.25%	4.04%	3.20%[4]
Expense waiver/reimbursement[5]	15.71%[4]	18.19%	15.39%	18.08%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$291	$119	$295	$139
Portfolio turnover	28%	44%	25%	23%
1	Reflects operations for the period from January 30, 2017 (date of initial investment) to October 31, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,		Period Ended 10/31/2017[1]
		2019	2018
Net Asset Value, Beginning of Period	$5.34	$4.96	$5.37	$5.00
Income From Investment Operations:
Net investment income	0.10	0.22	0.21[2]	0.15[2]
Net realized and unrealized gain (loss)	(0.93)	0.43	(0.33)	0.34
TOTAL FROM INVESTMENT OPERATIONS	(0.83)	0.65	(0.12)	0.49
Less Distributions:
Distributions from net investment income	(0.11)	(0.22)	(0.20)	(0.12)
Distributions from net realized gain	—	(0.05)	(0.09)	—
TOTAL DISTRIBUTION	(0.11)	(0.27)	(0.29)	(0.12)
Net Asset Value, End of Period	$4.40	$5.34	$4.96	$5.37
Total Return[3]	(15.84)%	13.54%	(2.44)%	9.90%
Ratios to Average Net Assets:
Net expenses	0.84%[4]	0.86%	0.85%	0.84%[4]
Net investment income	3.96%[4]	4.31%	4.05%	3.82%[4]
Expense waiver/reimbursement[5]	15.95%[4]	18.83%	15.34%	22.67%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,025	$1,218	$1,072	$1,099
Portfolio turnover	28%	44%	25%	23%
1	Reflects operations for the period from January 30, 2017 (date of initial investment) to October 31, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
April 30, 2020 (unaudited)
Assets:
Investment in securities, at value including $37,406 of investment in an affiliated holding* (identified cost $2,102,939)		$1,983,827
Cash denominated in foreign currencies (identified cost $897)		901
Receivable for investments sold		43,326
Prepaid expenses		17,772
Income receivable		10,435
TOTAL ASSETS		2,056,261
Liabilities:
Payable for investments purchased	$56,123
Payable for portfolio accounting fees	142,511
Payable for custodian fees	17,403
Payable for auditing fees	17,151
Payable to advisor (Note 5)	1,410
Payable for other service fees (Notes 2 and 5)	180
Payable for administrative fee (Note 5)	150
TOTAL LIABILITIES		234,928
Net assets for 414,224 shares outstanding		$1,821,333
Net Assets Consists of:
Paid-in capital		$2,161,990
Total distributable earnings (loss)		(340,657)
TOTAL NET ASSETS		$1,821,333
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($479,237 ÷ 109,027 shares outstanding) no par value, unlimited shares authorized	$4.40
Offering price per share (100/94.50 of $4.40)	$4.66
Redemption proceeds per share	$4.40
Class C Shares:
Net asset value per share ($25,969 ÷ 5,903 shares outstanding) no par value, unlimited shares authorized	$4.40
Offering price per share	$4.40
Redemption proceeds per share (99.00/100 of $4.40)	$4.36
Institutional Shares:
Net asset value per share ($291,278 ÷ 66,158 shares outstanding) no par value, unlimited shares authorized	$4.40
Offering price per share	$4.40
Redemption proceeds per share	$4.40
Class R6 Shares:
Net asset value per share ($1,024,849 ÷ 233,136 shares outstanding) no par value, unlimited shares authorized	$4.40
Offering price per share	$4.40
Redemption proceeds per share	$4.40
*	See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended April 30, 2020 (unaudited)
Investment Income:
Dividends (including $223 received from an affiliated holding* and net of foreign taxes withheld of $2,588)			$45,861
Expenses:
Investment adviser fee (Note 5)		$7,132
Administrative fee (Note 5)		1,021
Custodian fees		8,580
Transfer agent fees (Note 2)		3,833
Directors’/Trustees’ fees (Note 5)		388
Auditing fees		17,151
Legal fees		4,863
Distribution services fee (Note 5)		101
Other service fees (Notes 2 and 5)		553
Portfolio accounting fees		72,916
Share registration costs		31,117
Printing and postage		8,092
Miscellaneous (Note 5)		4,574
TOTAL EXPENSES		160,321
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(7,132)
Reimbursements of other operating expenses (Notes 2 and 5)	(144,453)
TOTAL WAIVER and REIMBURSEMENTS		(151,585)
Net expenses			8,736
Net investment income			37,125
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments (including net realized loss of $53 on sales of investments in an affiliated holding*) and foreign currency transactions			(169,091)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $28 of investments in an affiliated holding*)			(221,634)
Net realized and unrealized gain (loss) on investments and foreign currency transactions			(390,725)
Change in net assets resulting from operations			$(353,600)
*	See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$37,125	$67,628
Net realized gain (loss)	(169,091)	(53,282)
Net change in unrealized appreciation/depreciation	(221,634)	186,822
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(353,600)	201,168
Distributions to Shareholders:
Class A Shares	(8,573)	(14,153)
Class B Shares	(434)	(2,534)
Institutional Shares	(6,089)	(9,889)
Class R6 Shares	(24,371)	(58,900)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(39,467)	(85,476)
Share Transactions:
Proceeds from sale of shares	519,888	248,141
Net asset value of shares issued to shareholders in payment of distributions declared	39,213	84,548
Cost of shares redeemed	(54,202)	(624,774)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	504,899	(292,085)
Change in net assets	111,832	(176,393)
Net Assets:
Beginning of period	1,709,501	1,885,894
End of period	$1,821,333	$1,709,501
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
April 30, 2020 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Global Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation. The Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares commenced operations on January 30, 2017.
Effective August 1, 2018 an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Equity Funds and Federated Hermes Global Strategic Value Dividend Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Trustees.
Semi-Annual Shareholder Report
14

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report
15

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report
16

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $151,585 is disclosed in various locations in this Note 2 and Note 5. For the six months ended April 30, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$924	$(98)
Class C Shares	59	—
Institutional Shares	587	(10)
Class R6 Shares	2,263	—
TOTAL	$3,833	$(108)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
17

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$519
Class C Shares	34
TOTAL	$553
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2020, the Fund had no outstanding foreign exchange contracts.
Semi-Annual Shareholder Report
18

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	46,897	$250,370	24,966	$127,950
Shares issued to shareholders in payment of distributions declared	1,760	8,571	2,842	14,148
Shares redeemed	(4,137)	(18,576)	(41,693)	(208,142)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	44,520	$240,365	(13,885)	$ (66,044)

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	619	$2,342	152	$780
Shares issued to shareholders in payment of distributions declared	88	432	432	2,145
Shares redeemed	(3)	(15)	(21,583)	(106,027)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	704	$2,759	(20,999)	$(103,102)
Semi-Annual Shareholder Report
19

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	50,244	$267,176	23,659	$118,161
Shares issued to shareholders in payment of distributions declared	1,186	5,841	1,885	9,360
Shares redeemed	(7,609)	(35,611)	(62,662)	(310,605)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	43,821	$237,406	(37,118)	$(183,084)

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	238	$1,250
Shares issued to shareholders in payment of distributions declared	4,891	24,369	11,816	58,895
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	4,891	$24,369	12,054	$60,145
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	93,936	$504,899	(59,948)	$(292,085)
4. FEDERAL TAX INFORMATION
At April 30, 2020, the cost of investments for federal tax purposes was $2,102,939. The net unrealized depreciation of investments for federal tax purposes was $119,112. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $78,718 and net unrealized depreciation from investments for those securities having an excess of cost over value of $197,830.
As of October 31, 2019, the Fund had a capital loss carryforward of $53,133 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$5,811	$47,322	$53,133
Semi-Annual Shareholder Report
20

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2020, the Adviser voluntarily waived $7,122 of its fee, voluntarily reimbursed $108 of transfer agent fees and $144,345 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2020, the Adviser reimbursed $10.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100	on assets up to $50 billion
0.075	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the annualized fee paid to FAS was 0.110% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Semi-Annual Shareholder Report
21

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$101
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2020, FSC retained $10 of fees paid by the Fund. For the six months ended April 30, 2020, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2020, the Fund did not have CDSC.
Other Service Fees
For the six months ended April 30, 2020, FSSC received $131 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.10%, 1.89%, 0.85% and 0.84% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report
22

Affiliated Shares of Beneficial Interest
As of April 30, 2020, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2020, were as follows:
Purchases	$ 1,061,107
Sales	$ 565,813
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. Line of cREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2020, the Fund had no outstanding loans. During the six months ended April 30, 2020, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2020, there were no outstanding loans. During the six months ended April 30, 2020, the program was not utilized.
Semi-Annual Shareholder Report
23

10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
24

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
25

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$840.60	$5.03
Class C Shares	$1,000	$837.30	$8.63
Institutional Shares	$1,000	$841.60	$3.89
Class R6 Shares	$1,000	$841.60	$3.85
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.39	$5.52
Class C Shares	$1,000	$1,015.47	$9.47
Institutional Shares	$1,000	$1,020.64	$4.27
Class R6 Shares	$1,000	$1,020.69	$4.22
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.10%
Class C Shares	1.89%
Institutional Shares	0.85%
Class R6 Shares	0.84%
Semi-Annual Shareholder Report
26

Evaluation and Approval of Advisory Contract–May 2019
FEDERATED GLOBAL STRATEGIC VALUE DIVIDEND FUND (THE “FUND”)
At its meetings in May 2019, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund’s investment advisory contract for an additional one-year term. The Board’s decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other
Semi-Annual Shareholder Report
27

advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Equity Management Company of Pennsylvania (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board’s formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board’s consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense
Semi-Annual Shareholder Report
28

structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that the period covered by the CCO Fee Evaluation Report, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and
Semi-Annual Shareholder Report
29

noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds’ advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the
Semi-Annual Shareholder Report
30

Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser’s commitment to respond to rulemaking initiatives of the SEC. The Fund’s ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on the Fund’s performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund’s performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund’s investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds’ administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the
Semi-Annual Shareholder Report
31

Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated’s previous reductions in contractual management fees to certain Federated Funds in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated’s profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund’s assets decline. Federated, as it does throughout the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or
Semi-Annual Shareholder Report
32

adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund’s investment advisory contract. The CCO also recognized that the Board’s evaluation of the Federated Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the continuation of the contract reflects its view that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
33

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
34

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
35

Federated Global Strategic Value Dividend Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421N865
CUSIP 31421N857
CUSIP 31421N840
CUSIP 31421N832
Q453255 (6/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2020
Share Class | Ticker	A | KAUAX	B | KAUBX	C | KAUCX
	R | KAUFX	Institutional | KAUIX

Federated Kaufmann Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Kaufmann Fund)
Successor to the Kaufmann Fund, Inc., with performance history since February 21, 1986

A Portfolio of Federated Equity Funds
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Equity Funds)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Kaufmann Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2019 through April 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At April 30, 2020, the Fund’s sector composition1 was follows:
Sector Composition	Percentage of Total Net Assets
Health Care	32.2%
Information Technology	15.6%
Materials	14.1%
Industrials	6.6%
Consumer Discretionary	6.0%
Financials	4.3%
Real Estate	1.9%
Energy	0.4%
Consumer Staples	0.4%
Securities Lending Collateral[2]	6.5%
Cash Equivalents[3]	17.8%
Other Assets and Liabilities—Net[4]	(5.8)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—81.4%
		Consumer Discretionary—6.0%
164,900	[1]	Alibaba Group Holding Ltd., ADR	$33,420,283
24,500	[1]	Amazon.com, Inc.	60,613,000
50,000	[1]	Bright Horizons Family Solutions, Inc.	5,822,500
140,000	[1,2]	Etsy, Inc.	9,081,800
655,000	[1,2]	Floor & Decor Holdings, Inc.	27,772,000
100,000	[1]	GrubHub, Inc.	4,779,000
120,000		Hilton Worldwide Holdings, Inc.	9,085,200
74,500		Home Depot, Inc.	16,377,335
100,000	[1]	Just Eat Takeaway	10,206,712
652,000		Las Vegas Sands Corp.	31,309,040
128,503	[1]	Lululemon Athletica, Inc.	28,717,850
716,910		Moncler S.p.A	27,011,061
25,040,000		NagaCorp Ltd.	28,891,154
200,000	[1,2]	Planet Fitness, Inc.	12,066,000
65,000	[2]	Vail Resorts, Inc.	11,115,000
574,538	[2]	Wingstop, Inc.	67,376,071
537,924	[1,2]	YETI Holdings, Inc.	14,852,082
		TOTAL	398,496,088
		Consumer Staples—0.4%
19,600		Costco Wholesale Corp.	5,938,800
100,000	[1]	Freshpet, Inc.	7,541,000
300,000	[1,2]	Grocery Outlet Holding Corp.	9,981,000
		TOTAL	23,460,800
		Energy—0.4%
2,000,000	[1,2]	New Fortress Energy LLC	25,860,000
310,453	[2]	Rattler Midstream Partners LP	2,117,289
		TOTAL	27,977,289
		Financials—4.3%
340,600	[1]	ARYA Sciences Acquisition Corp.	3,705,728
840,000		Apollo Global Management LLC	34,011,600
3,445,000		Ashmore Group PLC	16,484,050
85,350		BlackRock, Inc.	42,849,114
260,000		Exor NV	14,251,974
1	[1,3,4]	FA Private Equity Fund IV LP	243,703
5,249,800		FinecoBank Banca Fineco SPA	58,482,624
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
61,700		Goldman Sachs Group, Inc.	$11,317,014
669,600	[2]	Hamilton Lane, Inc.	43,423,560
1	[1,3,4]	Infrastructure Fund	0
1,200,000	[2]	KKR & Co., Inc	30,252,000
35,000	[1]	Markel Corp.	30,304,400
		TOTAL	285,325,767
		Health Care—32.1%
400,000		Abbott Laboratories	36,836,000
1,115,000	[1,2]	Albireo Pharma, Inc.	25,042,900
2,350,000	[1,2]	Alector, Inc.	58,092,000
13,329	[1]	Alnylam Pharmaceuticals, Inc.	1,755,429
1,754,000	[1,2]	Amarin Corporation PLC., ADR	13,347,940
1,266,686	[1]	Amphastar Pharmaceuticals, Inc.	21,470,328
1	[3,4]	Apollo Investment Fund V	86,847
950,000	[1]	Argenx SE	143,331,297
456,625	[1]	Atara Biotherapeutics, Inc.	3,785,421
800,000	[1]	Boston Scientific Corp.	29,984,000
650,000	[1,2]	CRISPR Therapeutics AG	31,980,000
3,385,000	[1]	Calithera Biosciences, Inc.	20,750,050
1,781,000	[1,2]	Catabasis Pharmaceuticals, Inc.	10,098,270
500,000	[1]	Catalent, Inc.	34,575,000
4,939,007	[1]	Corcept Therapeutics, Inc.	62,527,829
285,000		Danaher Corp.	46,586,100
310,237	[1,2]	Dexcom, Inc.	103,991,442
5,400,000	[1]	Dynavax Technologies Corp.	22,950,000
850,000	[1,2]	Editas Medicine, Inc.	19,652,000
92,500	[1]	Edwards Lifesciences Corp.	20,118,750
770,000	[1,2]	Frequency Therapeutics, Inc.	12,250,700
500,000	[1,2]	GW Pharmaceuticals PLC, ADR	50,070,000
440,000	[1]	Galapagos NV	97,311,922
651,474	[1]	Galapagos NV, ADR	143,617,443
251,393	[1]	Genmab A/S	60,537,272
576,734	[1,2]	Genmab A/S, ADR	14,031,938
450,000	[1,2]	Gossamer Bio, Inc.	5,859,000
60,700	[1,2]	IDEXX Laboratories, Inc.	16,850,320
52,700	[1]	Illumina, Inc.	16,812,881
277,659	[1]	Insulet Corp.	55,454,055
24,987	[1]	Intuitive Surgical, Inc.	12,765,359
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
156,446		Johnson & Johnson	$23,473,158
1	[1,3,4]	Latin Healthcare Fund	319,743
1,358,398	[1]	Merus NV	20,158,626
5,200,000	[1,2]	Minerva Neurosciences, Inc.	46,644,000
2,500,270	[1,2]	Moderna, Inc.	114,987,417
648,218	[1,2]	Molecular Partners AG	14,107,708
243,750	[1]	Orchard Therapeutics PLC, ADR	2,744,625
375,000	[1]	PDS Biotechnology Corp.	356,250
98,226	[1]	Regeneron Pharmaceuticals, Inc.	51,655,089
250,000	[1,2]	Repligen Corp.	29,037,500
1,013,600	[1,2]	Rhythm Pharmaceuticals, Inc.	19,096,224
60,000	[1]	Sarepta Therapeutics, Inc.	7,072,800
5,360,000	[1,2]	Scynexis, Inc.	5,172,400
1,000,000	[1,2]	Seres Therapeutics, Inc.	3,680,000
959,018	[1,4]	Soteira, Inc.	0
385,000	[1,2]	Stoke Therapeutics, Inc.	8,096,550
116,257		Stryker Corp.	21,673,793
949,170	[1]	Tandem Diabetes Care, Inc.	75,724,783
204,763	[1,2]	Teladoc, Inc.	33,701,942
536,795	[1,2]	Translate Bio, Inc.	6,892,448
1,890,000	[1,2]	Ultragenyx Pharmaceutical, Inc.	114,212,700
1,870,000	[1,2]	UniQure N.V.	119,006,800
737,636	[1,2]	Veeva Systems, Inc.	140,740,949
879,000	[1,2]	Zai Lab Ltd., ADR	55,130,880
916,000	[1]	Zogenix, Inc.	25,858,680
		TOTAL	2,132,067,558
		Industrials—6.6%
1,285,844	[1,2]	Azul S.A., ADR	12,292,669
125,000	[1]	CoStar Group, Inc.	81,032,500
115,000	[1]	Generac Holdings, Inc.	11,205,600
377,984	[2]	HEICO Corp.	33,111,398
415,000		IHS Markit Ltd.	27,929,500
138,800	[2]	L3Harris Technologies, Inc.	26,885,560
1,370,000	[1,2]	Mercury Systems, Inc.	122,149,200
177,600		Roper Technologies, Inc.	60,566,928
324,939	[1,2]	Trex Co., Inc.	30,940,692
225,000		Verisk Analytics, Inc.	34,386,750
		TOTAL	440,500,797
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Information Technology—15.6%
49,865	[1]	Adobe, Inc.	$17,634,259
1,340,000	[1]	Advanced Micro Devices, Inc.	70,202,600
176,000	[1,2]	Ansys, Inc.	46,082,080
59,000		Broadcom, Inc.	16,025,580
312,499	[1,2]	Coupa Software, Inc.	55,027,949
100,000	[1]	DocuSign, Inc.	10,475,000
324,725	[1,2]	Envestnet, Inc.	20,301,807
205,000	[1]	Everbridge, Inc.	22,832,900
1,059,322	[1,3,4]	Expand Networks Ltd.	0
304,500		Fidelity National Information Services, Inc.	40,160,505
1,430,000	[1,2]	GDS Holdings Ltd., ADR	81,967,600
295,000	[1]	GoDaddy, Inc.	20,481,850
1,390,000	[2]	Marvell Technology Group Ltd.	37,168,600
565,973	[1,2]	Medallia, Inc.	12,157,100
1,725,000	[1]	Nexi SpA	26,198,690
1,794,674	[1,2]	PagSeguro Digital Ltd.	45,459,092
500,000	[1,2]	Q2 Holdings, Inc.	39,860,000
1,185,000	[1]	Radware Ltd.	28,072,650
560,000	[1,2]	Rapid7, Inc.	25,508,000
175,000	[1]	RealPage, Inc.	11,285,750
100,000	[1]	Salesforce.com, Inc.	16,195,000
3,751	[1,3,4]	Sensable Technologies, Inc.	0
263,688	[1]	ServiceNow, Inc.	92,696,879
219,195	[1]	Shopify, Inc.	138,594,807
394,313	[1]	Splunk, Inc.	55,345,773
185,635	[1]	Tyler Technologies, Inc.	59,531,288
310,353	[1]	Workday, Inc.	47,763,327
		TOTAL	1,037,029,086
		Materials—14.1%
2,000,000	[2,3]	Agnico Eagle Mines Ltd.	117,360,000
10,950,000		B2Gold Corp.	55,381,300
365,000		Ball Corp.	23,940,350
4,200,000		Barrick Gold Corp.	108,024,000
2,000,000	[1,2]	Endeavour Financial Corp.	36,007,041
275,000		Franco-Nevada Corp.	36,383,491
7,773,661	[1]	Kinross Gold Corp.	51,383,899
1,700,000		Kirkland Lake Gold Ltd.	70,414,000
3,000,000		Newcrest Mining Ltd.	53,162,511
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
2,054,305	[2]	Newmont Corp.	$122,190,061
2,400,000		Osisko Gold Royalties Ltd.	21,960,000
271,670		Pan American Silver Corp.	5,770,271
2,725,000	[1,2]	Pretium Resources, Inc.	20,791,750
33,942		Scotts Miracle-Gro Co.	4,209,826
122,987		Sherwin-Williams Co.	65,966,537
542,432		Vulcan Materials Co.	61,278,543
950,000		Wheaton Precious Metals Corp.	35,872,000
9,725,000		Yamana Gold, Inc.	45,513,000
		TOTAL	935,608,580
		Real Estate—1.9%
600,000		Americold Realty Trust	18,354,000
190,000		Crown Castle International Corp.	30,291,700
250,000		Easterly Government Properties, Inc.	6,727,500
938,551		JBG Smith Properties	31,863,806
640,000		MGM Growth Properties LLC	16,108,800
370,000		Ryman Hospitality Properties	13,075,800
250,000		STAG Industrial, Inc.	6,562,500
		TOTAL	122,984,106
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,001,026,644)	5,403,450,071
		PREFERRED STOCK—0.0%
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C (IDENTIFIED COST $5,000,001)	0
		WARRANTS—0.1%
		Health Care—0.1%
421,550	[1]	Catabasis Pharmaceuticals, Inc., Warrants, 2/8/2024	1,139,956
801,900	[1]	Catabasis Pharmaceuticals, Inc., Warrants, 6/22/2022	1,223,699
3,445,000	[1]	ContraFect Corp., Warrants, 7/20/2022	640,770
1,735,000	[1]	ContraFect Corp., Warrants, 7/27/2021	263,720
377,500	[1]	Dynavax Technologies Corp., Warrants, 2/12/2022	747,827
1,017,000	[1]	Scynexis, Inc., Warrants, 3/8/2023	331,542
848,250	[1]	Scynexis, Inc., Warrants, 4/6/2021	55,900
		TOTAL WARRANTS (IDENTIFIED COST $51,800)	4,403,414
		INVESTMENT COMPANIES—24.3%
79,850,691		Federated Government Obligations Fund, Premier Shares, 0.22%[5]	79,850,691
Semi-Annual Shareholder Report
6

Shares		Value
	INVESTMENT COMPANIES—continued
1,535,326,049	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.66%[5]	1,535,940,180
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,615,068,261)	1,615,790,871
	TOTAL INVESTMENT IN SECURITIES—105.8% (IDENTIFIED COST $4,621,146,706)[6]	7,023,644,356
	OTHER ASSETS AND LIABILITIES - NET—(5.8)%[7]	(382,425,863)
	TOTAL NET ASSETS—100%	$6,641,218,493
Semi-Annual Shareholder Report
7

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report
8

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended April 30, 2020, were as follows:
	Balance of Shares Held 10/31/2019	Purchases/ Additions*	Sales/ Reductions*
Energy :
New Fortress Energy LLC	1,200,000	800,000	—
Financials:
ARYA Sciences Acquisition Corp.	340,600	—	—
Health Care:
Albireo Pharma, Inc	960,000	155,000	—
Alector, Inc.	2,100,000	595,000	(345,000)
Amphastar Pharmaceuticals, Inc.	815,000	451,686	—
Argenx SE**	1,185,000	44,403	(279,403)
Calithera Biosciences, Inc.	3,100,000	285,000	—
Catabasis Pharmaceuticals, Inc.	1,580,000	201,000	—
Catabasis Pharmaceuticals, Inc., Warrants, 2/8/2024	421,550	—	—
Catabasis Pharmaceuticals, Inc., Warrants, 6/22/2022	801,900	—	—
ContraFect Corp., Warrants, 7/27/2021	1,735,000	—	—
ContraFect Corp., Warrants, 7/20/2022	3,445,000	—	—
Corcept Therapeutics, Inc.**	8,640,000	—	(3,700,993)
Dynavax Technologies Corp.	4,600,000	800,000	—
Dynavax Technologies Corp., Warrants, 2/12/2022	377,500	—	—
Merus NV.	—	1,358,398	—
Minerva Neurosciences, Inc.	7,490,000	—	(2,290,000)
Molecular Partners AG	—	655,712	(7,494)
Rhythm Pharmaceuticals, Inc.	1,013,600	—	—
Scynexis, Inc.	5,360,000	—	—
Scynexis, Inc., Warrants, 4/6/2021	848,250	—	—
Scynexis, Inc., Warrants, 3/8/2023	1,017,000	—	—
Soteira, Inc.	959,018	—	—
Ultragenyx Pharmaceutical, Inc.	1,920,000	90,000	(120,000)
UniQure N.V.	2,100,000	95,000	(325,000)
Affiliated Issuers no longer in the portfolio at period end	800,000	800,000	(1,600,000)
TOTAL OF AFFILIATED TRANSACTIONS	52,809,418	6,331,199	(8,667,890)
Semi-Annual Shareholder Report
9

Balance of Shares Held 4/30/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)*	Dividend Income*

2,000,000	$25,860,000	$(7,291,598)	$—	$—

340,600	$3,705,728	$(6,812)	$—	$—

1,115,000	$25,042,900	$4,152,700	$—	$—
2,350,000	$58,092,000	$17,409,221	$(385,898)	$—
1,266,686	$21,470,328	$(3,144,677)	$—	$—
950,000	$143,331,297	$1,299,695	$33,249,355	$—
3,385,000	$20,750,050	$10,040,800	$—	$—
1,781,000	$10,098,270	$1,130,070	$—	$—
421,550	$1,139,956	$103,913	$—	$—
801,900	$1,223,699	$66,317	$—	$—
1,735,000	$263,720	$204,036	$—	$—
3,445,000	$640,770	$445,783	$—	$—
4,939,007	$62,527,829	$(53,444,908)	$36,165,034	$—
5,400,000	$22,950,000	$(4,995,676)	$—	$—
377,500	$747,827	$(324,613)	$—	$—
1,358,398	$20,158,626	$1,160,583	$—	$—
5,200,000	$46,644,000	$30,072,715	$(1,138,015)	$—
648,218	$14,107,708	$3,331,149	$34,906	$—
1,013,600	$19,096,224	$(2,513,728)	$—	$—
5,360,000	$5,172,400	$(1,098,800)	$—	$—
848,250	$55,900	$(68,369)	$—	$—
1,017,000	$331,542	$(122,243)	$—	$—
959,018	$—	$—	$—	$—
1,890,000	$114,212,700	$41,079,420	$—	$—
1,870,000	$119,006,800	$28,018,204	$39,600	$—
—	$—	$21,705,088	$(37,237,101)	$—
50,472,727	$736,630,274	$87,208,270	$30,727,881	$—
*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At April 30, 2020, the Fund no longer has ownership of at least 5% voting shares.
Semi-Annual Shareholder Report
10

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2020, were as follows:
	Federated Government Obligations Fund, Institutional Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Transactions
Balance of Shares Held 10/31/2019	110,475,332	2,005,572,182	2,116,047,514
Purchases/Additions	576,270,703	1,898,470,705	2,474,741,408
Sales/Reductions	(606,895,344)	(2,368,716,838)	(2,975,612,182)
Balance of Shares Held 4/30/2020	79,850,691	1,535,326,049	1,615,176,740
Value	$79,850,691	$1,535,940,180	$1,615,790,871
Change in Unrealized Appreciation/Depreciation	N/A	$353,111	$353,111
Net Realized Gain/(Loss)	N/A	$(297,311)	$(297,311)
Dividend Income	$701,411	$11,889,740	$12,591,151
Gain Distributions Received	N/A	$3,458	$3,458
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2020, these restricted securities amounted to $118,010,293, which represented 1.8% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the "Trustees").
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Semi-Annual Shareholder Report
11

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,458,066,698	$—	$650,293	$3,458,716,991
International	1,394,756,105	549,976,975	—	1,944,733,080
Preferred Stocks
Domestic	—	—	0	0
Debt Securities:
Warrants	—	4,403,414	—	4,403,414
Investment Companies	1,615,790,871	—	—	1,615,790,871
TOTAL SECURITIES	$6,468,613,674	$554,380,389	$650,293	$7,023,644,356
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$6.27	$6.03	$6.06	$5.27	$6.02	$6.60
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.05)	(0.06)	(0.06)	(0.05)	(0.08)
Net realized and unrealized gain (loss)	0.41	1.09	0.69	1.37	0.16	0.46
TOTAL FROM INVESTMENT OPERATIONS	0.37	1.04	0.63	1.31	0.11	0.38
Less Distributions:
Distributions from net realized gain	(0.70)	(0.80)	(0.66)	(0.52)	(0.86)	(0.96)
Net Asset Value, End of Period	$5.94	$6.27	$6.03	$6.06	$5.27	$6.02
Total Return[2]	6.15%	19.52%	11.64%	26.97%	1.77%	6.29%
Ratios to Average Net Assets:
Net expenses	1.95%[3]	1.95%	1.95%	1.95%[4]	1.95%[4]	1.95%[4]
Net investment income (loss)	(1.25)%[3]	(0.81)%	(1.02)%	(1.13)%	(1.00)%	(1.22)%
Expense waiver/reimbursement[5]	0.03%[3]	0.03%	0.03%	0.04%	0.06%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,628,775	$1,629,524	$1,491,496	$1,324,155	$1,364,222	$1,582,916
Portfolio turnover	22%	42%	33%	47%	55%	51%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95% and 1.95% for the years ended October 31, 2017, 2016 and 2015, respectively, after taking into account these expense reductions
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$5.00	$4.99	$5.15	$4.58	$5.36	$6.00
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.06)	(0.08)	(0.08)	(0.07)	(0.10)
Net realized and unrealized gain (loss)	0.33	0.87	0.58	1.17	0.15	0.42
TOTAL FROM INVESTMENT OPERATIONS	0.29	0.81	0.50	1.09	0.08	0.32
Less Distributions:
Distributions from net realized gain	(0.70)	(0.80)	(0.66)	(0.52)	(0.86)	(0.96)
Net Asset Value, End of Period	$4.59	$5.00	$4.99	$5.15	$4.58	$5.36
Total Return[2]	6.08%	18.88%	11.11%	26.16%	1.34%	5.83%
Ratios to Average Net Assets:
Net expenses	2.45%[3]	2.45%	2.46%	2.47%[4]	2.48%[4]	2.48%[4]
Net investment income (loss)	(1.75)%[3]	(1.32)%	(1.54)%	(1.65)%	(1.52)%	(1.74)%
Expense waiver/reimbursement[5]	0.03%[3]	0.03%	0.03%	0.03%	0.03%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,422	$41,483	$50,468	$65,410	$72,634	$99,777
Portfolio turnover	22%	42%	33%	47%	55%	51%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.47%, 2.48% and 2.48% for the years ended October 31, 2017, 2016 and 2015, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$4.99	$4.99	$5.14	$4.57	$5.36	$6.00
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.06)	(0.08)	(0.08)	(0.07)	(0.10)
Net realized and unrealized gain (loss)	0.33	0.86	0.59	1.17	0.14	0.42
TOTAL FROM INVESTMENT OPERATIONS	0.29	0.80	0.51	1.09	0.07	0.32
Less Distributions:
Distributions from net realized gain	(0.70)	(0.80)	(0.66)	(0.52)	(0.86)	(0.96)
Net Asset Value, End of Period	$4.58	$4.99	$4.99	$5.14	$4.57	$5.36
Total Return[2]	6.13%	18.69%	11.36%	26.22%	1.15%	5.86%
Ratios to Average Net Assets:
Net expenses	2.45%[3]	2.45%	2.46%	2.47%[4]	2.48%[4]	2.48%[4]
Net investment income (loss)	(1.75)%[3]	(1.31)%	(1.56)%	(1.65)%	(1.52)%	(1.75)%
Expense waiver/reimbursement[5]	0.03%[3]	0.03%	0.03%	0.03%	0.03%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$131,088	$135,883	$144,284	$306,011	$343,129	$418,926
Portfolio turnover	22%	42%	33%	47%	55%	51%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.47%, 2.48% and 2.48% for the years ended October 31, 2017, 2016 and 2015, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$6.28	$6.04	$6.07	$5.28	$6.03	$6.61
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.05)	(0.06)	(0.06)	(0.05)	(0.08)
Net realized and unrealized gain (loss)	0.42	1.09	0.69	1.37	0.16	0.46
TOTAL FROM INVESTMENT OPERATIONS	0.38	1.04	0.63	1.31	0.11	0.38
Less Distributions:
Distributions from net realized gain	(0.70)	(0.80)	(0.66)	(0.52)	(0.86)	(0.96)
Net Asset Value, End of Period	$5.96	$6.28	$6.04	$6.07	$5.28	$6.03
Total Return[2]	6.30%	19.48%	11.62%	26.92%	1.76%	6.28%
Ratios to Average Net Assets:
Net expenses	1.95%[3]	1.95%	1.95%	1.95%[4]	1.95%[4]	1.95%[4]
Net investment income (loss)	(1.26)%[3]	(0.81)%	(1.03)%	(1.14)%	(1.00)%	(1.22)%
Expense waiver/reimbursement[5]	0.25%[3]	0.26%	0.27%	0.28%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,358,117	$4,313,852	$3,877,851	$3,704,278	$3,206,317	$3,452,182
Portfolio turnover	22%	42%	33%	47%	55%	51%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.95%, 1.95% and 1.95% for the years ended October 31, 2017, 2016 and 2015, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,		Period Ended 10/31/2017[1]
		2019	2018
Net Asset Value, Beginning of Period	$6.39	$6.11	$6.10	$4.94
Income From Investment Operations:
Net investment income (loss)[2]	(0.02)	(0.02)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	0.42	1.10	0.70	1.19
TOTAL FROM INVESTMENT OPERATIONS	0.40	1.08	0.67	1.16
Less Distributions:
Distributions from net realized gain	(0.70)	(0.80)	(0.66)	—
Net Asset Value, End of Period	$6.09	$6.39	$6.11	$6.10
Total Return[3]	6.54%	19.98%	12.29%	23.48%
Ratios to Average Net Assets:
Net expenses	1.45%[4]	1.45%	1.46%	1.47%[4,5]
Net investment income (loss)	(0.76)%[4]	(0.31)%	(0.52)%	(0.67)%[4]
Expense waiver/reimbursement[6]	0.03%[4]	0.03%	0.03%	0.03%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$485,817	$452,014	$325,596	$198,762
Portfolio turnover	22%	42%	33%	47%[7]
1	Reflects operations for the period from December 29, 2016 (date of initial investment) to October 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.47% for the period from December 29, 2016 (date of initial investment) to October 31, 2017, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities
April 30, 2020 (unaudited)
Assets:
Investment in securities, at value including $408,987,252 of securities loaned and $1,615,790,871 of investment in affiliated holdings* and $530,771,148 of investments in affiliated companies* (identified cost $4,621,146,706)		$7,023,644,356
Cash denominated in foreign currencies (identified cost $53,983)		54,623
Income receivable		384,951
Income receivable from affiliated holdings*		609,238
Receivable for investments sold		55,626,992
Receivable for shares sold		4,353,566
TOTAL ASSETS		7,084,673,726
Liabilities:
Payable for shares redeemed	$4,441,184
Payable for collateral due to broker for securities lending	433,493,389
Payable for investment adviser fee (Note 5)	234,020
Payable for administrative fees (Note 5)	14,390
Payable for distribution services fee (Note 5)	1,328,998
Payable for other service fees (Notes 2 and 5)	2,995,915
Accrued expenses (Note 5)	947,337
TOTAL LIABILITIES		443,455,233
Net assets for 1,121,787,299 shares outstanding		$6,641,218,493
Net Assets Consist of:
Paid-in capital		$4,044,756,986
Total distributable earnings (loss)		2,596,461,507
TOTAL NET ASSETS		$6,641,218,493
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,628,774,798 ÷ 274,010,234 shares outstanding), no par value, unlimited shares authorized	$5.94
Offering price per share (100/94.50 of $5.94)	$6.29
Redemption proceeds per share	$5.94
Class B Shares:
Net asset value per share ($37,422,307 ÷ 8,154,549 shares outstanding), no par value, unlimited shares authorized	$4.59
Offering price per share	$4.59
Redemption proceeds per share (94.50/100 of $4.59)	$4.34
Class C Shares:
Net asset value per share ($131,087,822 ÷ 28,646,274 shares outstanding), no par value, unlimited shares authorized	$4.58
Offering price per share	$4.58
Redemption proceeds per share (99.00/100 of $4.58)	$4.53
Class R Shares:
Net asset value per share ($4,358,116,652 ÷ 731,207,587 shares outstanding), no par value, unlimited shares authorized	$5.96
Offering price per share	$5.96
Redemption proceeds per share	$5.96
Institutional Shares:
Net asset value per share ($485,816,914 ÷ 79,768,655 shares outstanding), no par value, unlimited shares authorized	$6.09
Offering price per share	$6.09
Redemption proceeds per share	$6.09
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Operations
Six Months Ended April 30, 2020 (unaudited)
Investment Income:
Dividends (including $7,952,193 received from affiliated holdings* and net of foreign taxes withheld of $278,511)			$20,670,163
Net income on securities loaned (includes $4,638,958 received from affiliated holdings related to cash collateral balances*)			2,192,837
Interest			641
TOTAL INCOME			22,863,641
Expenses:
Investment adviser fee (Note 5)		$42,866,986
Administrative fee (Note 5)		2,589,872
Custodian fees		201,245
Transfer agent fee		2,231,273
Directors’/Trustees’ fees (Note 5)		18,484
Auditing fees		22,576
Legal fees		5,483
Portfolio accounting fees		106,345
Distribution services fee (Note 5)		13,524,108
Other service fees (Notes 2 and 5)		7,658,929
Share registration costs		68,402
Printing and postage		89,634
Miscellaneous (Note 5)		30,354
TOTAL EXPENSES		69,413,691
Waivers and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	$(824,365)
Waiver of other operating expenses (Note 5)	(4,923,785)
TOTAL WAIVERS AND REIMBURSEMENT		(5,748,150)
Net expenses			63,665,541
Net investment income (loss)			(40,801,900)
Semi-Annual Shareholder Report
20

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $30,430,570 on sales of investments in affiliated companies and holdings*)	$356,964,027
Net realized gain on foreign currency transactions	164,717
Net realized loss on futures contracts	(52,404,930)
Realized gain distribution from affiliated investment company shares*	3,458
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $87,561,381 investments in affiliated companies and holdings*)	131,737,436
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	39,176
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	436,503,884
Change in net assets resulting from operations	$395,701,984
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(40,801,900)	$(50,888,908)
Net realized gain	304,727,272	740,800,164
Net change in unrealized appreciation/depreciation	131,776,612	419,054,059
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	395,701,984	1,108,965,315
Distributions to Shareholders:
Class A Shares	(181,579,785)	(196,156,111)
Class B Shares	(5,592,184)	(7,786,018)
Class C Shares	(18,875,257)	(22,431,238)
Class R Shares	(480,511,980)	(509,207,022)
Institutional Shares	(49,190,997)	(42,821,708)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(735,750,203)	(778,402,097)
Share Transactions:
Proceeds from sale of shares	272,576,434	468,113,980
Net asset value of shares issued to shareholders in payment of distributions declared	649,963,701	687,001,939
Cost of shares redeemed	(514,029,796)	(802,617,139)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	408,510,339	352,498,780
Change in net assets	68,462,120	683,061,998
Net Assets:
Beginning of period	6,572,756,373	5,889,694,375
End of period	$6,641,218,493	$6,572,756,373
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Notes to Financial Statements
April 30, 2020 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
On March 30, 2017, the Fund’s T Share Class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Class B Shares are closed to new accounts, new investors and new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Equity Funds and Federated Hermes Kaufmann Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
Semi-Annual Shareholder Report
23

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report
24

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report
25

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $5,748,150 is disclosed in Note 5. For the six months ended April 30, 2020, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$636,249
Class B Shares	15,292
Class C Shares	52,516
Class R Shares	1,348,304
Institutional Shares	178,912
TOTAL	$2,231,273
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
26

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class R Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$2,035,465
Class B Shares	48,965
Class C Shares	168,144
Class R Shares	5,406,355
TOTAL	$7,658,929
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon
Semi-Annual Shareholder Report
27

changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At April 30, 2020, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $30,010,425. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
During the six months ended April 30, 2020, the Fund held no foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report
28

The Effect of Derivative Instruments on the Statement of Operations for the Six Month Ended April 30, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	(52,404,930)
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$408,987,252	$433,493,389
Semi-Annual Shareholder Report
29

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at April 30, 2020, is as follows:
Security	Acquisition Date	Cost	Market Value
Agnico Eagle Mines Ltd.	12/26/2018	$92,623,360	$117,360,000
Apollo Investment Fund V	5/18/2001	$0	$86,847
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$0	$243,703
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$319,743
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	11,703,767	$68,254,411	24,008,103	$141,942,363
Shares issued to shareholders in payment of distributions declared	29,190,075	170,761,938	34,373,135	183,552,543
Shares redeemed	(26,943,857)	(156,000,709)	(45,583,805)	(269,882,178)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	13,949,985	$83,015,640	12,797,433	$55,612,728
Semi-Annual Shareholder Report
30

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	174,906	$781,159	446,899	$2,131,511
Shares issued to shareholders in payment of distributions declared	1,194,132	5,409,421	1,766,424	7,560,294
Shares redeemed	(1,508,413)	(6,998,830)	(4,023,188)	(19,231,184)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(139,375)	$(808,250)	(1,809,865)	$(9,539,379)

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,315,755	$14,947,374	6,210,372	$29,007,395
Shares issued to shareholders in payment of distributions declared	3,892,750	17,556,301	4,897,396	20,911,881
Shares redeemed	(5,791,774)	(25,884,651)	(12,819,934)	(60,479,448)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,416,731	$6,619,024	(1,712,166)	$(10,560,172)

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	14,193,537	$83,028,223	20,227,932	$115,640,561
Shares issued to shareholders in payment of distributions declared	70,031,266	411,083,530	81,735,229	437,283,475
Shares redeemed	(39,848,183)	(229,765,274)	(56,639,892)	(338,000,827)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	44,376,620	$264,346,479	45,323,269	$214,923,209

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,633,723	$105,565,267	29,739,311	$179,392,150
Shares issued to shareholders in payment of distributions declared	7,550,587	45,152,511	6,954,566	37,693,746
Shares redeemed	(16,162,480)	(95,380,332)	(19,250,371)	(115,023,502)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,021,830	$55,337,446	17,443,506	$102,062,394
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	68,625,791	$408,510,339	72,042,177	$352,498,780
Semi-Annual Shareholder Report
31

Redemption Fees
The Fund’s Class R Shares impose a redemption fee of 0.20% on the redemption price of the Fund’s Class R Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund’s Class R Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Excess fee proceeds, if any, are added to the Fund’s assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2020 and year ended October 31, 2019, redemption fees of $358,102 and $528,847, respectively, were allocated to cover the cost of redemptions.
4. FEDERAL TAX INFORMATION
At April 30, 2020, the cost of investments for federal tax purposes was $4,621,146,706. The net unrealized appreciation of investments for federal tax purposes was $2,402,497,650. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,574,284,206 and net unrealized depreciation from investments for those securities having an excess of cost over value of $171,786,556.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund’s average daily net assets. Pursuant to the settlement of certain litigation, the Adviser has agreed, for a period continuing through June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also, as part of the settlement agreement, effective July 1, 2012 and continuing through June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund’s net assets exceed eight, nine, ten or twelve billion dollars, respectively. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2020, the Adviser voluntarily waived $279,556 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2020, the Adviser reimbursed $544,809.
Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2020, the Sub-Adviser earned a fee of $35,150,929.
Semi-Annual Shareholder Report
32

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$2,035,993	$(11,242)
Class B Shares	146,894	—
Class C Shares	504,432	—
Class R Shares	10,836,789	(4,912,543)
TOTAL	$13,524,108	$(4,923,785)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2020, FSC retained $7,754,765 fees paid by the Fund.
Semi-Annual Shareholder Report
33

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2020, FSC retained $62,182 in sales charges from the sale of Class A Shares. FSC also retained $16,925 and $11,553 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2020, FSSC received $3,899,202 of the other service fees disclosed in Note 2.
Commitments and Contingencies
In the course of pursuing its investment objective, the Fund may invest in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2020, the Fund had total commitments to limited partnerships and limited liability companies of $21,000,000; of this amount, $20,304,656 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $695,344.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50%, 1.95% and 1.50% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,984,513 and $136,237,957, respectively.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
Semi-Annual Shareholder Report
34

Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2020, were as follows:
Purchases	$1,226,057,410
Sales	$1,478,085,751
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At April 30, 2020, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	76.5%
Canada	10.0%
Netherlands	4.6%
Belgium	3.6%
China	2.6%
Italy	1.7%
Brazil	1.6%
Denmark	1.1%
United Kingdom	1.1%
Australia	0.8%
Switzerland	0.7%
Ivory Coast	0.5%
Kampuchea, Democratic	0.4%
Israel	0.4%
Ireland	0.2%
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on
Semi-Annual Shareholder Report
35

any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2020, the Fund had no outstanding loans. During the six months ended April 30, 2020, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2020, there were no outstanding loans. During the six months ended April 30, 2020, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
36

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
37

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,061.50	$9.99
Class B Shares	$1,000	$1,060.80	$12.55
Class C Shares	$1,000	$1,061.30	$12.56
Class R Shares	$1,000	$1,063.00	$10.00
Institutional Shares	$1,000	$1,065.40	$7.45
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.20	$9.77
Class B Shares	$1,000	$1,012.70	$12.26
Class C Shares	$1,000	$1,012.70	$12.26
Class R Shares	$1,000	$1,015.20	$9.77
Institutional Shares	$1,000	$1,017.70	$7.27
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.95%
Class B Shares	2.45%
Class C Shares	2.45%
Class R Shares	1.95%
Institutional Shares	1.45%
Semi-Annual Shareholder Report
38

Evaluation and Approval of Advisory Contract–May 2019
Federated kaufmann fund (the “Fund”)
At its meetings in May 2019, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund’s investment advisory and subadvisory contracts for an additional one-year term. The Board’s decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and
Semi-Annual Shareholder Report
39

externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Equity Management Company of Pennsylvania (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board’s formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board’s consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the
Semi-Annual Shareholder Report
40

Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of
Semi-Annual Shareholder Report
41

investment vehicle, in fact, chosen and maintained by the Fund’s investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The CCO noted that, in 2018, while the Fund’s expenses were above median relative to its Peer Group, those fees remained reasonable in light of its extensive bottom-up investment process, the relative expense of that process, the resulting estimated profitability of the Fund over time, and the performance generated over time compared to its Peer Group.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds’ advisory fees.
In the case of the Fund, Federated does not manage any Comparable Funds/Accounts in the style of the Fund.
Semi-Annual Shareholder Report
42

Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser’s commitment to respond to rulemaking initiatives of the SEC. The Fund’s ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on the Fund’s performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund’s performance was above the median of the relevant Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund’s investment advisory and subadvisory contracts.
Semi-Annual Shareholder Report
43

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds’ administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated’s previous reductions in contractual management fees to certain Federated Funds in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated’s profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term
Semi-Annual Shareholder Report
44

investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund’s assets decline. Federated, as it does throughout the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO Fee Evaluation Report also noted that the Board is aware of the provisions agreed upon in the settlement of the Kaufmann Fund fee litigation under which, starting July 1, 2012 and for a period of ten years thereafter, a cap on the net investment advisory fee is imposed and under which additional breakpoints are required upon the Fund reaching $8 billion, $9 billion, $10 billion and $12 billion in size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund’s investment advisory and subadvisory contracts. The CCO also recognized that the Board’s evaluation of the Federated Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
Semi-Annual Shareholder Report
45

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory and subadvisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contracts were appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the continuation of the contracts reflects its view that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
46

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
47

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
48

Federated Kaufmann Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172677
CUSIP 314172669
CUSIP 314172651
CUSIP 314172644
CUSIP 31421N873
26667 (6/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2020
Share Class | Ticker	A | KLCAX	C | KLCCX	R | KLCKX
	Institutional | KLCIX	R6 | KLCSX

Federated Kaufmann Large Cap Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Kaufmann Large Cap Fund)
Fund Established 2007

A Portfolio of Federated Equity Funds
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Equity Funds)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Kaufmann Large Cap Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2019 through April 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At April 30, 2020, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	29.0%
Health Care	25.3%
Consumer Discretionary	12.9%
Industrials	8.9%
Communication Services	6.1%
Financials	6.1%
Materials	3.8%
Real Estate	2.4%
Consumer Staples	0.9%
Securities Lending Collateral[2]	1.3%
Cash Equivalents[3]	3.8%
Other Assets and Liabilities—Net[4]	(0.5)%
TOTAL	100%
1	Except for Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—95.4%
		Communication Services—6.1%
42,700	[1]	Alphabet, Inc., Class A	$57,504,090
307,000	[1]	Facebook, Inc.	62,845,970
1,134,500	[1]	T-Mobile USA, Inc.	99,609,100
		TOTAL	219,959,160
		Consumer Discretionary—12.9%
281,000	[1]	Alibaba Group Holding Ltd., ADR	56,950,270
56,530	[1]	Amazon.com, Inc.	139,855,220
268,800	[1,2]	Hilton Worldwide Holdings, Inc.	20,350,848
257,073		Home Depot, Inc.	56,512,358
1,000,000	[1]	Las Vegas Sands Corp.	48,020,000
259,400	[1,2]	Lululemon Athletica, Inc.	57,970,712
20	[1,3]	New Cotai LLC/Capital	0
408,100		Nike, Inc., Class B	35,578,158
905,400		TJX Cos., Inc.	44,409,870
		TOTAL	459,647,436
		Consumer Staples—0.9%
100,000		Constellation Brands, Inc., Class A	16,469,000
47,800		Costco Wholesale Corp.	14,483,400
		TOTAL	30,952,400
		Financials—6.1%
385,000		Apollo Global Management LLC	15,588,650
133,600		BlackRock, Inc.	67,072,544
230,000		Goldman Sachs Group, Inc.	42,186,600
551,000		JPMorgan Chase & Co.	52,763,760
1,672,200		KKR & Co., Inc.	42,156,162
		TOTAL	219,767,716
		Health Care—25.3%
413,900		Abbott Laboratories	38,116,051
507,500	[1]	Alcon, Inc.	26,812,399
550,000	[1,2]	Alnylam Pharmaceuticals, Inc.	72,435,000
1,264,177	[1]	Boston Scientific Corp.	47,381,354
129,253	[1]	Dexcom, Inc.	43,325,606
180,837	[1]	Edwards Lifesciences Corp.	39,332,047
392,500	[1]	Galapagos NV, ADR	86,526,625
277,700	[1]	Genmab A/S	66,872,190
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
302,857	[1]	Genmab A/S, ADR	$7,368,511
202,500	[1]	IDEXX Laboratories, Inc.	56,214,000
48,800	[1]	Illumina, Inc.	15,568,664
30,000	[1]	Intuitive Surgical, Inc.	15,326,400
145,000		Johnson & Johnson	21,755,800
1,150,000	[1,2]	Moderna, Inc.	52,888,500
28,800	[1]	Regeneron Pharmaceuticals, Inc.	15,145,344
132,900	[1]	Sarepta Therapeutics, Inc.	15,666,252
165,300	[2]	Stryker Corp.	30,816,879
730,000	[1,2]	Ultragenyx Pharmaceutical, Inc.	44,113,900
424,285	[1]	Veeva Systems, Inc.	80,953,578
267,600	[1]	Vertex Pharmaceuticals, Inc.	67,221,120
470,000		Zoetis, Inc.	60,775,700
		TOTAL	904,615,920
		Industrials—8.9%
89,250	[1]	CoStar Group, Inc.	57,857,205
830,000		IHS Markit Ltd.	55,859,000
116,800		L3Harris Technologies, Inc.	22,624,160
189,900		Roper Technologies, Inc.	64,761,597
740,000		Trane Technologies PLC	64,690,800
347,900		Verisk Analytics, Inc.	53,169,557
		TOTAL	318,962,319
		Information Technology—29.0%
115,000		Apple, Inc.	33,787,000
262,748		Broadcom, Inc.	71,367,612
787,648		Fidelity National Information Services, Inc.	103,882,894
630,325	[1]	GoDaddy, Inc.	43,763,465
923,000	[2]	Marvell Technology Group Ltd.	24,681,020
358,500		Mastercard, Inc.	98,576,745
927,000		Microsoft Corp.	166,127,670
2,072,198	[1,2]	PagSeguro Digital Ltd.	52,488,775
627,180	[1]	Salesforce.com, Inc.	101,571,801
350,000	[1]	ServiceNow, Inc.	123,039,000
400,000	[1]	Splunk, Inc.	56,144,000
600,300	[2]	Visa, Inc., Class A	107,285,616
350,000	[1]	Workday, Inc.	53,865,000
		TOTAL	1,036,580,598
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Materials—3.8%
150,000	[2]	Ecolab, Inc.	$29,025,000
123,000		Sherwin-Williams Co.	65,973,510
368,000		Vulcan Materials Co.	41,572,960
		TOTAL	136,571,470
		Real Estate—2.4%
715,700	[1]	CBRE Group, Inc.	30,725,001
348,700		Crown Castle International Corp.	55,593,241
		TOTAL	86,318,242
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,893,006,433)	3,413,375,261
		INVESTMENT COMPANIES—5.1%
27,903,712		Federated Government Obligations Fund, Premier Shares, 0.22%[4]	27,903,712
152,826,805		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.66%[4]	152,887,935
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $180,594,566)	180,791,647
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $2,073,600,999)[5]	3,594,166,908
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[6]	(17,255,390)
		TOTAL NET ASSETS—100%	$3,576,911,518
At April 30, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
1DJIA Mini E-CBOT Short Futures	370	$44,825,500	June 2020	$(7,171,471)
1S&P 500 E-Mini Short Futures	525	$76,188,000	June 2020	$(12,025,107)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(19,196,578)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report
4

Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2020, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2019	17,820,207	144,829,826	162,650,033
Purchases/Additions	90,147,219	445,334,150	535,481,369
Sales/Reductions	(80,063,714)	(437,337,171)	(517,400,885)
Balance of Shares Held 4/30/2020	27,903,712	152,826,805	180,730,517
Value	$27,903,712	$152,887,935	$180,791,647
Change in Unrealized Appreciation/Depreciation	N/A	$181,559	$181,559
Net Realized Gain/(Loss)	N/A	$(30,365)	$(30,365)
Dividend Income	$46,938	$641,869	$688,807
Gain Distributions Received	N/A	$302	$302
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
5

The following is a summary of the inputs used, as of April 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,116,356,491	$—	$0	$3,116,356,491
International	203,334,181	93,684,589	—	297,018,770
Investment Companies	180,791,647	—	—	180,791,647
TOTAL SECURITIES	$3,500,482,319	$93,684,589	$0	$3,594,166,908
Other Financial Instruments:[1]
Assets	$—	$—	$—	$—
Liabilities	(19,196,578)	—	—	(19,196,578)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(19,196,578)	$—	$—	$(19,196,578)
1	Other financial instruments are futures contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$27.39	$24.76	$23.38	$18.86	$18.80	$18.39
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.07)	(0.05)	(0.06)	(0.03)	(0.02)
Net realized and unrealized gain	0.52	5.17	1.77	4.58	0.09	1.13
TOTAL FROM INVESTMENT OPERATIONS	0.49	5.10	1.72	4.52	0.06	1.11
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.00)[2]
Distributions from net realized gain	(1.25)	(2.47)	(0.34)	—	(0.00)[2]	(0.70)
TOTAL DISTRIBUTIONS	(1.25)	(2.47)	(0.34)	—	(0.00)[2]	(0.70)
Net Asset Value, End of Period	$26.63	$27.39	$24.76	$23.38	$18.86	$18.80
Total Return[3]	1.70%	22.76%	7.45%	23.97%	0.33%	6.14%
Ratios to Average Net Assets:
Net expenses	1.08%[4]	1.08%	1.08%	1.08%	1.09%[5]	1.09%[5]
Net investment income (loss)	(0.26)%[4]	(0.29)%	(0.20)%	(0.19)%	(0.15)%	(0.12)%
Expense waiver/reimbursement[6]	0.09%[4]	0.10%	0.11%	0.11%	0.12%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$608,969	$616,124	$539,812	$609,630	$772,575	$968,786
Portfolio turnover	15%	19%	35%	44%	34%	55%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.09% and 1.09% for the years ended October 31, 2016 and 2015, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.76	$22.77	$21.69	$17.64	$17.72	$17.50
Income From Investment Operations:
Net investment income (loss)[1]	(0.12)	(0.24)	(0.22)	(0.32)	(0.16)	(0.16)
Net realized and unrealized gain	0.47	4.70	1.64	4.37	0.08	1.08
TOTAL FROM INVESTMENT OPERATIONS	0.35	4.46	1.42	4.05	(0.08)	0.92
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.00)[2]
Distributions from net realized gain	(1.25)	(2.47)	(0.34)	—	(0.00)[2]	(0.70)
TOTAL DISTRIBUTIONS	(1.25)	(2.47)	(0.34)	—	(0.00)[2]	(0.70)
Net Asset Value, End of Period	$23.86	$24.76	$22.77	$21.69	$17.64	$17.72
Total Return[3]	1.30%	21.85%	6.64%	22.96%	(0.44)%	5.34%
Ratios to Average Net Assets:
Net expenses	1.85%[4]	1.85%	1.85%	1.86%	1.86%[5]	1.87%[5]
Net investment income (loss)	(1.03)%[4]	(1.05)%	(0.97)%	(0.96)%	(0.93)%	(0.89)%
Expense waiver/reimbursement[6]	0.08%[4]	0.09%	0.09%	0.09%	0.10%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$372,900	$399,208	$387,474	$445,081	$453,018	$492,637
Portfolio turnover	15%	19%	35%	44%	34%	55%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.86% and 1.87% for the years ended October 31, 2016 and 2015, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$25.92	$23.64	$22.42	$18.16	$18.17	$17.86
Income From Investment Operations:
Net investment income (loss)[1]	(0.08)	(0.16)	(0.14)	(0.18)	(0.10)	(0.09)
Net realized and unrealized gain	0.49	4.91	1.70	4.44	0.09	1.10
TOTAL FROM INVESTMENT OPERATIONS	0.41	4.75	1.56	4.26	(0.01)	1.01
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.00)[2]
Distributions from net realized gain	(1.25)	(2.47)	(0.34)	—	(0.00)[2]	(0.70)
TOTAL DISTRIBUTIONS	(1.25)	(2.47)	(0.34)	—	(0.00)[2]	(0.70)
Net Asset Value, End of Period	$25.08	$25.92	$23.64	$22.42	$18.16	$18.17
Total Return[3]	1.52%	22.32%	7.05%	23.46%	(0.05)%	5.74%
Ratios to Average Net Assets:
Net expenses	1.47%[4]	1.46%	1.47%	1.47%	1.47%[5]	1.48%[5]
Net investment income (loss)	(0.65)%[4]	(0.65)%	(0.59)%	(0.58)%	(0.54)%	(0.48)%
Expense waiver/reimbursement[6]	0.14%[4]	0.14%	0.14%	0.14%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$68,970	$74,919	$70,350	$79,138	$76,336	$80,007
Portfolio turnover	15%	19%	35%	44%	34%	55%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.47% and 1.48% for the years ended October 31, 2016 and 2015, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$28.21	$25.37	$23.89	$19.22	$19.11	$18.64
Income From Investment Operations:
Net investment income (loss)[1]	(0.00)[2]	(0.01)	0.01	(0.01)	0.02	0.03
Net realized and unrealized gain	0.54	5.32	1.81	4.68	0.09	1.14
TOTAL FROM INVESTMENT OPERATIONS	0.54	5.31	1.82	4.67	0.11	1.17
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.00)[2]
Distributions from net realized gain	(1.25)	(2.47)	(0.34)	—	(0.00)[2]	(0.70)
TOTAL DISTRIBUTIONS	(1.25)	(2.47)	(0.34)	—	(0.00)[2]	(0.70)
Net Asset Value, End of Period	$27.50	$28.21	$25.37	$23.89	$19.22	$19.11
Total Return[3]	1.83%	23.07%	7.72%	24.30%	0.58%	6.38%
Ratios to Average Net Assets:
Net expenses	0.83%[4]	0.83%	0.83%	0.84%	0.84%[5]	0.84%[5]
Net investment income (loss)	(0.01)%[4]	(0.03)%	0.05%	0.05%	0.10%	0.13%
Expense waiver/reimbursement[6]	0.09%[4]	0.10%	0.09%	0.10%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,382,396	$2,264,174	$1,998,725	$2,024,361	$1,332,606	$1,556,775
Portfolio turnover	15%	19%	35%	44%	34%	55%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.84% and 0.84% for the years ended October 31, 2016 and 2015, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$28.32	$25.44	$23.94	$19.26	$19.13	$18.65
Income From Investment Operations:
Net investment income (loss)[1]	0.01	0.01	0.03	0.02	0.03	0.04
Net realized and unrealized gain	0.54	5.34	1.81	4.66	0.10	1.14
TOTAL FROM INVESTMENT OPERATIONS	0.55	5.35	1.84	4.68	0.13	1.18
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.00)[2]
Distributions from net realized gain	(1.25)	(2.47)	(0.34)	—	(0.00)[2]	(0.70)
TOTAL DISTRIBUTIONS	(1.25)	(2.47)	(0.34)	—	(0.00)[2]	(0.70)
Net Asset Value, End of Period	$27.62	$28.32	$25.44	$23.94	$19.26	$19.13
Total Return[3]	1.86%	23.17%	7.79%	24.30%	0.69%	6.43%
Ratios to Average Net Assets:
Net expenses	0.77%[4]	0.77%	0.77%	0.78%	0.78%[5]	0.78%[5]
Net investment income	0.05%[4]	0.04%	0.11%	0.11%	0.17%	0.21%
Expense waiver/reimbursement[6]	0.08%[4]	0.09%	0.09%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$143,677	$129,987	$154,136	$102,285	$81,107	$189,120
Portfolio turnover	15%	19%	35%	44%	34%	55%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.78% and 0.78% for the years ended October 31, 2016 and 2015, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
April 30, 2020 (unaudited)
Assets:
Investment in securities, at value including $45,362,593 of securities loaned and $180,791,647 of investment in affiliated holdings* (identified cost $2,073,600,999)		$3,594,166,908
Due from broker		10,740,000
Income receivable		680,413
Income receivable from affiliated holdings		81,993
Receivable for investments sold		21,305,361
Receivable for shares sold		6,490,510
Receivable for variation margin on futures contracts		1,634,811
TOTAL ASSETS		3,635,099,996
Liabilities:
Payable for investments purchased	$3,656,437
Payable for shares redeemed	5,857,817
Payable for collateral due to broker for securities lending	47,603,711
Payable for investment adviser fee (Note 5)	65,105
Payable for administrative fee (Note 5)	7,681
Payable for distribution services fee (Note 5)	237,573
Payable for other service fees (Notes 2 and 5)	357,883
Accrued expenses (Note 5)	402,271
TOTAL LIABILITIES		58,188,478
Net assets for 133,065,885 shares outstanding		$3,576,911,518
Net Assets Consist of:
Paid-in capital		$2,039,705,389
Total distributable earnings (loss)		1,537,206,129
TOTAL NET ASSETS		$3,576,911,518
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($608,968,629 ÷ 22,866,158 shares outstanding), no par value, unlimited shares authorized	$26.63
Offering price per share (100/94.50 of $26.63)	$28.18
Redemption proceeds per share	$26.63
Class C Shares:
Net asset value per share ($372,899,930 ÷ 15,627,091 shares outstanding), no par value, unlimited shares authorized	$23.86
Offering price per share (100/99.00 of $23.86)	$24.10
Redemption proceeds per share	$23.86
Class R Shares:
Net asset value per share ($68,970,167 ÷ 2,749,480 shares outstanding), no par value, unlimited shares authorized	$25.08
Offering price per share	$25.08
Redemption proceeds per share	$25.08
Institutional Shares:
Net asset value per share ($2,382,395,745 ÷ 86,621,372 shares outstanding), no par value, unlimited shares authorized	$27.50
Offering price per share	$27.50
Redemption proceeds per share	$27.50
Class R6 Shares:
Net asset value per share ($143,677,047 ÷ 5,201,784 shares outstanding), no par value, unlimited shares authorized	$27.62
Offering price per share	$27.62
Redemption proceeds per share	$27.62
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended April 30, 2020 (unaudited)
Investment Income:
Dividends (including $615,374 received from affiliated holdings* and net of foreign taxes withheld of $364)			$14,673,617
Net income on securities loaned (includes $73,433 earned from affiliated holdings* related to cash collateral balances)			5,402
TOTAL INCOME			14,679,019
Expenses:
Investment adviser fee (Note 5)		$13,301,133
Administrative fee (Note 5)		1,392,784
Custodian fees		62,863
Transfer agent fees (Note 2)		1,433,320
Directors’/Trustees’ fees (Note 5)		9,907
Auditing fees		21,929
Legal fees		4,982
Portfolio accounting fees		106,063
Distribution services fee (Note 5)		1,648,735
Other service fees (Notes 2 and 5)		1,259,729
Share registration costs		63,965
Printing and postage		59,616
Miscellaneous (Note 5)		20,546
TOTAL EXPENSES		19,385,572
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,498,669)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(124,728)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,623,397)
Net expenses			17,762,175
Net investment income (loss)			$(3,083,156)
Semi-Annual Shareholder Report
14

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(30,365) on sales of investments in affiliated holdings*)	$53,457,632
Net realized loss on foreign currency transactions	(26,419)
Net realized gain on futures contracts	80
Realized gain distribution from affiliated investment company shares*	302
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $181,559 on investments in affiliated holdings*)	27,358,089
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(1,962)
Net change in unrealized appreciation of futures contracts	(19,196,578)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	61,591,144
Change in net assets resulting from operations	$58,507,988
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(3,083,156)	$(6,961,950)
Net realized gain	53,431,595	154,942,227
Net change in unrealized appreciation/depreciation	8,159,549	515,133,539
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	58,507,988	663,113,816
Distributions to Shareholders:
Class A Shares	(27,739,831)	(53,017,059)
Class C Shares	(19,782,104)	(41,261,574)
Class R Shares	(3,584,383)	(7,271,704)
Institutional Shares	(100,227,060)	(191,200,835)
Class R6 Shares	(5,822,981)	(14,814,142)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(157,156,359)	(307,565,314)
Share Transactions:
Proceeds from sale of shares	581,502,821	629,700,655
Net asset value of shares issued to shareholders in payment of distributions declared	142,093,834	277,828,966
Cost of shares redeemed	(532,448,485)	(929,163,111)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	191,148,170	(21,633,490)
Change in net assets	92,499,799	333,915,012
Net Assets:
Beginning of period	3,484,411,719	3,150,496,707
End of period	$3,576,911,518	$3,484,411,719
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Notes to Financial Statements
April 30, 2020 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
On March 30, 2017, the Fund’s T Share Class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Equity Funds and Federated Hermes Kaufmann Large Cap Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
17

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report
18

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
19

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,623,397 is disclosed in various locations in this Note 2 and Note 5. For the six months ended April 30, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$249,500	$(30,027)
Class C Shares	178,375	(214)
Class R Shares	98,457	(2,295)
Institutional Shares	899,308	(73,775)
Class R6 Shares	7,680	—
TOTAL	$1,433,320	$(106,311)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$771,539
Class C Shares	488,190
TOTAL	$1,259,729
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2020, the Fund did not have a liability for any uncertain tax
Semi-Annual Shareholder Report
20

positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of cash, which is shown in the Statement of Assets and Liabilities as due from broker. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $32,672,496. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted
Semi-Annual Shareholder Report
21

securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
Semi-Annual Shareholder Report
22

Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$45,362,593	$47,603,711
Additional Disclosure Related to Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for variation margin on futures contracts	$(19,196,578)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$80

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$(19,196,578)
Semi-Annual Shareholder Report
23

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,541,800	$67,635,694	4,132,603	$103,020,731
Shares issued to shareholders in payment of distributions declared	956,117	25,901,215	2,177,381	48,925,742
Shares redeemed	(3,127,908)	(82,797,866)	(5,617,209)	(139,037,360)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	370,009	$10,739,043	692,775	$12,909,113

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,106,955	$26,351,998	2,024,408	$44,766,428
Shares issued to shareholders in payment of distributions declared	700,823	17,065,052	1,759,819	35,988,301
Shares redeemed	(2,306,325)	(55,312,068)	(4,674,089)	(105,925,942)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(498,547)	$(11,895,018)	(889,862)	$(25,171,213)

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	286,345	$7,156,469	468,950	$11,175,319
Shares issued to shareholders in payment of distributions declared	135,826	3,471,704	326,323	6,960,477
Shares redeemed	(563,621)	(14,201,254)	(880,472)	(20,852,794)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(141,450)	$(3,573,081)	(85,199)	$(2,716,998)
Semi-Annual Shareholder Report
24

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	16,558,068	$449,182,156	17,222,515	$442,381,095
Shares issued to shareholders in payment of distributions declared	3,279,403	91,659,306	7,550,974	174,351,991
Shares redeemed	(13,474,001)	(362,235,511)	(23,295,577)	(588,235,005)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,363,470	$178,605,951	1,477,912	$28,498,081

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,121,909	$31,176,504	1,093,532	$28,357,082
Shares issued to shareholders in payment of distributions declared	142,429	3,996,557	500,970	11,602,455
Shares redeemed	(652,833)	(17,901,786)	(3,062,222)	(75,112,010)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	611,505	$17,271,275	(1,467,720)	$(35,152,473)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,704,987	$191,148,170	(272,094)	$(21,633,490)
4. FEDERAL TAX INFORMATION
At April 30, 2020, the cost of investments for federal tax purposes was $2,073,600,999. The net unrealized appreciation of investments for federal tax purposes was $1,501,369,331. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,574,766,993 and net unrealized depreciation from investments for those securities having an excess of cost over value of $73,397,662. The amounts presented are inclusive of derivative contracts.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2019, for federal income tax purposes, a late year ordinary loss of $7,602,443 was deferred to November 1, 2019.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2020, the Adviser voluntarily waived $1,465,510 of its fee and voluntarily reimbursed $106,311 of transfer agent fees.
Semi-Annual Shareholder Report
25

The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2020, the Adviser reimbursed $33,159.
Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2020, the Sub-Adviser earned a fee of $10,906,929.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Semi-Annual Shareholder Report
26

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$1,464,569	$—
Class R Shares	184,166	(18,417)
TOTAL	$1,648,735	$(18,417)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2020, FSC retained $105,874 of fees paid by the Fund. For the six months ended April 30, 2020, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2020, FSC retained $65,342 in sales charges from the sale of Class A Shares. FSC also retained $10,953 of CDSC relating to redemptions of Class A Shares and $18,299 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2020, FSSC received $17,936 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.08%, 1.86%, 1.47%, 0.83% and 0.77% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report
27

Interfund Transactions
During the six months ended April 30, 2020, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $10,079,231.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2020, were as follows:
Purchases	$520,886,453
Sales	$546,004,287
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2020, the Fund had no outstanding loans. During the six months ended April 30, 2020, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report
28

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2020, there were no outstanding loans. During the six months ended April 30, 2020, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
29

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
30

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,017.00	$5.42
Class C Shares	$1,000	$1,013.00	$9.26
Class R Shares	$1,000	$1,015.20	$7.37
Institutional Shares	$1,000	$1,018.30	$4.17
Class R6 Shares	$1,000	$1,018.60	$3.86
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.50	$5.42
Class C Shares	$1,000	$1,015.70	$9.27
Class R Shares	$1,000	$1,017.60	$7.37
Institutional Shares	$1,000	$1,020.80	$4.17
Class R6 Shares	$1,000	$1,021.10	$3.87
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.08%
Class C Shares	1.85%
Class R Shares	1.47%
Institutional Shares	0.83%
Class R6 Shares	0.77%
Semi-Annual Shareholder Report
31

Evaluation and Approval of Advisory Contract–May 2019
Federated kaufmann LARGE CAP fund (the “Fund”)
At its meetings in May 2019, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund’s investment advisory and subadvisory contracts for an additional one-year term. The Board’s decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and
Semi-Annual Shareholder Report
32

externally as well as management fees charged to institutional and other advisory clients of the adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Equity Management Company of Pennsylvania (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board’s formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board’s consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the
Semi-Annual Shareholder Report
33

Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of
Semi-Annual Shareholder Report
34

investment vehicle, in fact, chosen and maintained by the Fund’s investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds’ advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s investment advisory and subadvisory contracts.
Semi-Annual Shareholder Report
35

The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser’s commitment to respond to rulemaking initiatives of the SEC. The Fund’s ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on the Fund’s performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund’s performance for the one-year period was above the median of the relevant Peer Group, and the Fund’s performance fell below the median of the relevant Peer Group for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund’s investment advisory and subadvisory contracts.
Semi-Annual Shareholder Report
36

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds’ administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated’s previous reductions in contractual management fees to certain Federated Funds in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated’s profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term
Semi-Annual Shareholder Report
37

investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund’s assets decline. Federated, as it does throughout the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s investment advisory and subadvisory contracts. The CCO also recognized that the Board’s evaluation of the Federated Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory and subadvisory contracts reflected the fact that it is the shareholders who have
Semi-Annual Shareholder Report
38

effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contracts were appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the continuation of the contracts reflects its view that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
39

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
40

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
41

Federated Kaufmann Large Cap Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172446
CUSIP 314172438
CUSIP 314172420
CUSIP 314172412
CUSIP 314172131
38631 (6/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2020
Share Class | Ticker	A | FKASX	B | FKBSX	C | FKCSX
	R | FKKSX	Institutional | FKAIX	R6 | FKALX

Federated Kaufmann Small Cap Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Kaufmann Small Cap Fund)
Fund Established 2002

A Portfolio of Federated Equity Funds
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Equity Funds)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Kaufmann Small Cap Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2019 through April 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At April 30, 2020, the Fund’s sector composition1 was as follows:
Sector	Percentage of Total Net Assets
Health Care	34.2%
Information Technology	19.5%
Consumer Discretionary	9.6%
Industrials	8.6%
Financials	5.7%
Real Estate	4.6%
Materials	2.1%
Consumer Staples	1.8%
Communication Services	0.5%
Energy	0.4%
Securities Lending Collateral[2]	13.5%
Cash Equivalents[3]	12.0%
Other Assets and Liabilities—Net[4]	(12.5)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2020 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—86.7%
		Communication Services—0.5%
635,500	[1]	Glu Mobile, Inc.	$4,956,900
2,132,200		Infrastrutture Wireless Italiane SPA	22,585,440
		TOTAL	27,542,340
		Consumer Discretionary—9.5%
250,000	[1,2]	Baozun, Inc., ADR	7,960,000
2,200,000	[1]	Boohoo Group PLC	8,960,028
200,000	[1]	Bright Horizons Family Solutions, Inc.	23,290,000
460,000	[1,2]	Chegg, Inc.	19,665,000
45,000		Choice Hotels International, Inc.	3,377,250
150,100	[1]	Delivery Hero SE	12,647,845
125,000	[1,2]	DraftKings, Inc.	2,432,500
465,000	[1,2]	Etsy, Inc.	30,164,550
330,000	[1,2]	Fiverr International Ltd.	12,945,900
380,000	[1,2]	Floor & Decor Holdings, Inc.	16,112,000
2,100,000	[1]	Global Fashion Group S.A.	3,416,569
1,008,100	[1,2]	GreenTree Hospitality Group Ltd., ADR	12,540,764
365,000	[1,2]	GrubHub, Inc.	17,443,350
355,800	[1]	Just Eat Takeaway	36,315,481
574,200	[1,2]	Lovesac Co./The	6,850,206
199,100		Moncler S.p.A	7,501,503
25,337,567		NagaCorp Ltd.	29,234,486
535,500	[1]	National Vision Holdings, Inc.	14,190,750
310,000	[1,2]	Ollie’s Bargain Outlet Holding, Inc.	21,052,100
1,018,200	[1,2]	Planet Fitness, Inc.	61,428,006
520,000	[1,2]	Revolve Group LLC	5,714,800
152,800		Vail Resorts, Inc.	26,128,800
539,700	[2]	Wingstop, Inc.	63,290,619
1,153,500	[1,2]	YETI Holdings, Inc.	31,848,135
		TOTAL	474,510,642
		Consumer Staples—1.8%
70,500	[1,2]	Beyond Meat, Inc.	6,978,795
455,700	[1]	Freshpet, Inc.	34,364,337
933,100	[1]	Grocery Outlet Holding Corp.	31,044,237
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
513,000	[1]	Performance Food Group Co.	$15,056,550
		TOTAL	87,443,919
		Energy—0.4%
1,180,000	[1,2]	New Fortress Energy LLC	15,257,400
705,000	[2]	Rattler Midstream Partners LP	4,808,100
		TOTAL	20,065,500
		Financials—5.7%
400,000	[1]	ARYA Sciences Acquisition Corp.	4,352,000
1,335,000	[2]	Ares Management Corp.	44,789,250
1,020,000		Artisan Partners Asset Management, Inc.	30,028,800
6,670,200	[2]	Ashmore Group PLC	31,916,375
1,000,000	[1]	Churchill Capital Corp. III	9,949,900
1,487,499	[1,2]	CrossFirst Bankshares, Inc.	14,384,115
3,275,000		FinecoBank Banca Fineco SPA	36,483,408
200,000	[1]	Flying Eagle Acquisition Corp.	2,078,000
1,000,000	[1]	Gores Holdings IV, Inc.	10,055,000
706,600	[2]	Hamilton Lane, Inc.	45,823,010
890,000	[2]	Moelis & Co.	26,584,300
871,644	[1]	ProSight Global, Inc.	7,286,944
500,000	[1]	SCVX Corp.	5,075,000
3,881,467		Tel Aviv Stock Exchange Ltd.	16,130,625
		TOTAL	284,936,727
		Health Care—34.0%
42,000	[1]	Adaptive Biotechnologies Corp.	1,344,420
767,900	[1,2]	Albireo Pharma, Inc	17,247,034
1,749,300	[1,2]	Alector, Inc.	43,242,696
3,000,000	[1,2]	Amarin Corporation PLC., ADR	22,830,000
1,299,247	[1]	Amphastar Pharmaceuticals, Inc.	22,022,237
735,000	[1]	AnaptysBio, Inc.	11,480,700
243,686		Andlauer Healthcare Group, Inc.	4,620,046
615,000	[1]	Arcturus Therapeutics Holdings, Inc.	21,217,500
552,308	[1]	Argenx SE	83,329,497
337,211	[1]	Argenx SE, ADR	49,398,039
482,870	[1]	Atara Biotherapeutics, Inc.	4,002,992
1,615,000	[1,2]	aTyr Pharma, Inc.	5,797,850
474,727	[1,2]	Black Diamond Therapeutics, Inc.	17,583,888
410,300	[1,2]	CRISPR Therapeutics AG	20,186,760
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
3,960,000	[1]	Calithera Biosciences, Inc.	$24,274,800
139,747	[1,2]	Castle Biosciences, Inc.	4,322,375
1,220,000	[1,2]	Catabasis Pharmaceuticals, Inc.	6,917,400
550,748	[1]	Centogene BV	10,739,586
130,000	[1]	Charles River Laboratories International, Inc.	18,807,100
190,200	[1,3]	Clementia Pharmaceuticals, Inc., Rights	0
3,050,000	[1,2]	ContraFect Corp.	21,045,000
1,000,000	[1,2]	Cryoport, Inc.	18,840,000
72,004	[1,2]	DermTech, Inc.	990,055
457,370	[1,3]	DermTech, Inc.	5,831,468
89,555	[1]	Dexcom, Inc.	30,018,836
4,220,000	[1]	Dynavax Technologies Corp.	17,935,000
564,000	[1,2]	Editas Medicine, Inc.	13,039,680
532,000	[1,2]	Frequency Therapeutics, Inc.	8,464,120
310,000	[1,2]	GW Pharmaceuticals PLC, ADR	31,043,400
245,000	[1]	Galapagos NV	54,185,047
332,850	[1]	Galapagos NV, ADR	73,376,782
683,470	[1,2]	Glaukos Corp.	25,076,514
1,055,000	[1,2]	Gossamer Bio, Inc.	13,736,100
4,159,278	[1]	Horizon Discovery Group PLC	5,449,789
649,553	[1,2]	Icad, Inc.	7,417,895
333,500	[1,2]	Inspire Medical Systems, Inc.	23,898,610
90,000	[1]	Insulet Corp.	17,974,800
104,300	[1]	iRhythm Technologies, Inc.	11,018,252
300,000	[1]	Itamar Medical Ltd., ADR	4,425,000
290,000	[1,2]	Karuna Therapeutics, Inc.	24,093,200
1,043,843	[1]	Merus NV	15,490,630
4,272,400	[1]	Minerva Neurosciences, Inc.	38,323,428
135,000	[1,2]	Mirati Therapeutics, Inc.	11,480,400
1,936,370	[1,2]	Moderna, Inc.	89,053,656
555,845	[1,2]	Molecular Partners AG	12,097,317
520,625	[1,2]	NanoString Technologies, Inc.	16,535,050
1,013,500	[1,2]	Natera, Inc.	37,540,040
1,023,900	[1,2]	NeoGenomics, Inc.	27,993,426
2,000,000	[1]	Orchard Therapeutics PLC, ADR	22,520,000
164,908	[1,2]	OrthoPediatrics Corp.	8,055,756
201,800	[1]	PRA Health Sciences, Inc.	19,473,700
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
210,430	[1,2]	Penumbra, Inc.	$37,313,448
5,761	[1,2]	Protalix Biotherapeutics, Inc.	21,604
350,000	[1,2]	Repligen Corp.	40,652,500
1,225,000	[1,2]	Rhythm Pharmaceuticals, Inc.	23,079,000
600,000	[1,2]	Rubius Therapeutics, Inc.	3,630,000
370,000	[1]	SI-BONE, Inc.	5,982,900
13,600,000	[1,2]	Scynexis, Inc.	13,124,000
435,000	[1,2]	Stoke Therapeutics, Inc.	9,148,050
400,000	[1,2]	Tandem Diabetes Care, Inc.	31,912,000
276,580	[1,2]	Teladoc, Inc.	45,522,302
1,736,918	[1,2]	Translate Bio, Inc.	22,302,027
487,529	[1,2]	TransMedics Group, Inc.	8,819,400
378,154	[1,2]	Tricida, Inc.	11,439,159
500,000	[1,2]	Turning Point Therapeutics, Inc.	25,755,000
162,300	[1,2]	Twist Bioscience Corp.	5,308,833
1,323,500	[1,2]	Ultragenyx Pharmaceutical, Inc.	79,979,105
1,018,000	[1,2]	UniQure N.V.	64,785,520
822,570	[3]	United Therapeutics Corp.	43,596
305,329	[1,2]	Vapotherm, Inc.	6,192,072
220,800	[1]	Veeva Systems, Inc.	42,128,640
1,124,400	[1,2]	Vericel Corp.	16,303,800
300,000	[1,2]	Xeris Pharmaceuticals, Inc.	810,000
1,086,800	[1]	Zai Lab Ltd., ADR	68,164,096
1,125,000	[1,2]	Zogenix, Inc.	31,758,750
		TOTAL	1,689,963,673
		Industrials—8.6%
504,620		Advanced Drainage System, Inc.	20,457,295
735,000		Aramex PJSC	602,003
1,800,000	[1,2]	Azul S.A., ADR	17,208,000
3,345,054		Biffa PLC	9,277,740
970,000	[1,2]	Clarivate Analytics PLC	22,290,600
1,391,000	[1,2]	Colfax Corp.	35,873,890
410,000		Comfort Systems USA, Inc.	13,653,000
41,700	[1]	CoStar Group, Inc.	27,032,442
1,200,000	[1]	Dirtt Environmental Solutions Ltd.	1,431,086
1,452,300	[1]	GMS, Inc.	26,693,274
250,000	[1]	Generac Holdings, Inc.	24,360,000
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
385,000	[2]	Knight-Swift Transportation Holdings, Inc.	$14,314,300
175,500	[2]	MSA Safety, Inc.	19,749,015
663,300	[1]	Mercury Systems, Inc.	59,139,828
2,300,000	[1,2]	PAE, Inc.	19,527,000
801,300	[1]	Parsons Corp.	29,968,620
1,825,000	[1]	Quest Resource Holding Corp.	2,190,000
323,000	[2]	Tetra Tech, Inc.	24,315,440
351,200	[1,2]	Trex Co., Inc.	33,441,264
1,183,500	[1,2]	Upwork, Inc.	9,858,555
236,000	[1,2]	XPO Logistics, Inc.	15,750,640
		TOTAL	427,133,992
		Information Technology—19.5%
410,000	[1]	Alarm.com Holdings, Inc.	18,339,300
300,000	[1,2]	Alteryx, Inc.	33,954,000
883,600	[1]	Anaplan, Inc.	36,103,896
171,200	[1]	Avalara, Inc.	15,300,144
5,000,000		Avast PLC	28,883,762
300,000	[1,2]	Blackline, Inc.	18,222,000
2,230,000	[1]	Camtek Ltd.	23,481,900
875,000	[1,2]	Cardtronics, Inc.	20,037,500
666,758	[1]	Cerence, Inc.	14,108,599
170,000	[1]	Ceridian HCM Holding, Inc.	10,024,900
775,000	[1,2]	CloudFlare, Inc.	18,259,000
174,000	[1,2]	Coupa Software, Inc.	30,639,660
126,600	[1]	DocuSign, Inc.	13,261,350
1,000,000	[1,2]	Domo, Inc.	19,450,000
415,148	[1]	Endava PLC, ADR	18,171,028
260,000	[1,2]	Envestnet, Inc.	16,255,200
407,261	[1,2]	Everbridge, Inc.	45,360,730
115,000	[2]	FLIR Systems, Inc.	4,991,000
400,000	[1,2]	GDS Holdings Ltd., ADR	22,928,000
625,000	[1,2]	GTT Communications, Inc.	7,100,000
885,288		Genpact Ltd.	30,480,466
317,200	[1,2]	GoDaddy, Inc.	22,023,196
950,000	[1]	Grid Dynamics Holdings, Inc.	7,590,500
2,050,000	[1]	International Money Express, Inc.	16,564,000
4,682,001	[1]	Limelight Networks, Inc.	23,737,745
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,805,000	[1,2]	Magnachip Semiconductor Corp.	$20,883,850
600,000	[1,2]	Medallia, Inc.	12,888,000
425,000	[1]	Mimecast Ltd.	17,382,500
2,830,000	[1]	Mobile Iron, Inc.	14,404,700
3,400,000	[1,2]	Nearmap Ltd.	3,294,234
4,575,000	[1]	Network International Holdings Ltd.	23,942,686
232,500	[1]	Novoste Corp.	20,201,925
314,431	[1]	Pixelworks, Inc.	1,443,238
415,000	[1,2]	Pluralsight, Inc.	6,822,600
605,000	[1]	Q2 Holdings, Inc.	48,230,600
520,000	[1]	Radware Ltd.	12,318,800
600,000	[1]	Rapid7, Inc.	27,330,000
410,000	[1]	RealPage, Inc.	26,440,900
50,000	[1]	RingCentral, Inc.	11,426,500
640,000	[1,2]	SailPoint Technologies Holding	11,897,600
55,500	[1]	Shopify, Inc.	35,092,095
970,000	[1,2]	ShotSpotter, Inc.	33,338,900
700,000	[1]	Smartsheet, Inc.	36,904,000
2,465,804	[1,2]	SunPower Corp.	18,123,659
790,000	[1,2]	Tufin Software Technologies Ltd.	7,599,800
78,200	[1]	Tyler Technologies, Inc.	25,077,958
176,500	[1]	WNS Holdings Ltd., ADR	8,622,025
170,300	[1]	Zendesk, Inc.	13,092,664
238,800	[1,2]	Zscaler, Inc.	16,018,704
		TOTAL	968,045,814
		Materials—2.1%
90,000	[2]	Albemarle Corp.	5,528,700
2,400,000		B2Gold Corp.	12,138,367
154,000	[1]	Crown Holdings, Inc.	9,919,140
393,500	[2]	Eagle Materials, Inc.	24,007,435
455,000	[1]	Endeavour Financial Corp.	8,191,602
357,257		Scotts Miracle-Gro Co.	44,310,586
		TOTAL	104,095,830
		Real Estate—4.6%
1,350,000	[2]	Americold Realty Trust	41,296,500
110,594	[1]	CBRE Group, Inc.	4,747,801
1,117,400		Easterly Government Properties, Inc.	30,069,234
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
890,000	[2]	JBG Smith Properties	$30,215,500
242,800		Lamar Advertising Co.	13,997,420
1,256,000		MGM Growth Properties LLC	31,613,520
365,900	[2]	QTS Realty Trust, Inc.	22,879,727
810,000		Ryman Hospitality Properties	28,625,400
969,200		STAG Industrial, Inc.	25,441,500
		TOTAL	228,886,602
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,436,178,541)	4,312,625,039
		CORPORATE BOND—0.1%
		Consumer Discretionary—0.1%
$2,500,000		NagaCorp Ltd., Sr. Unsecd. Note, 144A, 9.375%, 5/21/2021 (IDENTIFIED COST $2,493,878)	2,511,826
		PREFERRED STOCK—0.1%
		Health Care—0.1%
685	[1,3]	DermTech, Inc., Pfd. (IDENTIFIED COST $7,197,615)	7,867,656
	[1]	WARRANTS—0.1%
		Financials—0.0%
250,000		Churchill Capital Corp. III, Warrants 3/1/2027	332,500
250,000		Gores Holdings IV, Inc., Warrants 1/24/2025	176,875
		TOTAL	509,375
		Health Care—0.1%
176,600		Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	269,492
129,500		Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	350,194
222,500		ContraFect Corp., Warrants 7/27/2021	33,820
467,500		ContraFect Corp., Warrants 7/20/2022	86,955
187,500		Dynavax Technologies Corp., Warrants 2/12/2022	371,437
109,440		Scynexis, Inc., Warrants 4/6/2021	7,212
154,800		Scynexis, Inc., Warrants 3/8/2023	50,465
11,111,112		Scynexis, Inc., Warrants 6/12/2023	5,392,223
		TOTAL	6,561,798
		TOTAL WARRANTS (IDENTIFIED COST $719,940)	7,071,173
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	INVESTMENT COMPANIES—25.5%
134,085,998	Federated Government Obligations Fund, Premier Shares, 0.22%[4]	$134,085,998
1,132,333,573	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.66%[4]	1,132,786,506
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,266,462,545)	1,266,872,504
	TOTAL INVESTMENT IN SECURITIES—112.5% (IDENTIFIED COST $4,713,052,519)[5]	5,596,948,198
	OTHER ASSETS AND LIABILITIES - NET—(12.5)%[6]	(623,506,358)
	TOTAL NET ASSETS—100%	$4,973,441,840
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended April 30, 2020, were as follows:
Affiliated	Balance of Shares Held 10/31/2019	Purchases/ Additions**	Sales/ Reductions**
Consumer Discretionary:
Baozun, Inc. - ADR	130,000	120,000	—
Energy:
New Fortress Energy LLC	628,656	551,344	—
Financials:
ARYA Sciences Acquisition Corp.	400,000	—	—
Hamilton Lane, Inc.*	625,000	81,600	—
Tel Aviv Stock Exchange Ltd.*	2,700,000	1,181,467	—
Health Care:
Albireo Pharma, Inc.	450,900	317,000	—
Alector, Inc.	1,500,000	249,300	—
Amphastar Pharmaceuticals, Inc.	910,600	388,647	—
Argenx SE*	642,211	247,308	—
aTyr Pharma, Inc.	550,000	1,065,000	—
Calithera Biosciences, Inc.	3,750,500	209,500	—
Catabasis Pharmaceuticals, Inc.	500,000	720,000	—
Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	176,600	—	—
Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	129,500	—	—
ContraFect Corp.	—	3,050,000	—
ContraFect Corp., Warrants 7/27/2021	222,500	—	—
ContraFect Corp., Warrants 7/20/2022	467,500	—	—
DermTech, Inc.	—	72,004	—
DermTech, Inc.	—	457,370	—
DermTech, Inc., Pfd.	—	685	—
Dynavax Technologies Corp.	3,200,000	1,020,000	—
Dynavax Technologies Corp. - Warrant, 2/12/2022	187,500	—	—
Merus NV	220,000	823,843	—
Minerva Neurosciences, Inc.	1,915,000	2,357,400	—
Molecular Partners AG	—	561,223	(5,378)
Rhythm Pharmaceuticals, Inc.	1,117,119	107,881	—
Scynexis, Inc.	2,000,000	11,600,000	—
Scynexis, Inc., Warrants 4/6/2021	109,440	—	—
Scynexis, Inc., Warrants 3/8/2023	154,800	—	—
Scynexis, Inc., Warrants 6/12/2023	—	11,111,112	—
Ultragenyx Pharmaceutical, Inc.	882,300	441,200	—
UniQure N.V.	770,000	248,000	—
Industrials:
Quest Resource Holding Corp.	1,825,000	—	—
Information Technology:
Camtek Ltd.	2,000,000	230,000	—
International Money Express, Inc.	857,500	1,192,500	—
Magnachip Semiconductor Corp.	1,215,000	590,000	—
ShotSpotter, Inc.	690,000	280,000	—
Affiliated Issuers no longer in the portfolio at period end	1,000,000	—	(1,000,000)
TOTAL OF AFFILIATED TRANSACTIONS	31,927,626	39,274,384	(1,005,378)
Semi-Annual Shareholder Report

Balance of Shares Held 4/30/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income**

250,000	$7,960,000	$(1,992,783)	$—	$—

1,180,000	$15,257,400	$(4,143,631)	$—	$—

400,000	$4,352,000	$(8,000)	$—	$—
706,600	$45,823,010	$3,256,045	$—	$366,190
3,881,467	$16,130,625	$2,081,947	$—	$70,890

767,900	$17,247,034	$2,307,001	$—	$—
1,749,300	$43,242,696	$11,952,353	$—	$—
1,299,247	$22,022,237	$(3,200,893)	$—	$—
889,519	$132,727,536	$31,782,409	$—	$—
1,615,000	$5,797,850	$(683,186)	$—	$—
3,960,000	$24,274,800	$12,163,985	$—	$—
1,220,000	$6,917,400	$797,400	$—	$—
176,600	$269,492	$14,605	$—	$—
129,500	$350,194	$31,922	$—	$—
3,050,000	$21,045,000	$11,328,000	$—	$—
222,500	$33,820	$26,166	$—	$—
467,500	$86,955	$60,494	$—	$—
72,004	$990,055	$84,788	$—	$—
457,370	$5,831,468	$1,029,083	$—	$—
685	$7,867,656	$670,042	$—	$—
4,220,000	$17,935,000	$(4,188,148)	$—	$—
187,500	$371,437	$(161,231)	$—	$—
1,043,843	$15,490,630	$748,314	$—	$—
4,272,400	$38,323,428	$10,929,330	$—	$—
555,845	$12,097,317	$2,484,246	$12,110	$—
1,225,000	$23,079,000	$(3,072,045)	$—	$—
13,600,000	$13,124,000	$281,209	$—	$—
109,440	$7,212	$(8,821)	$—	$—
154,800	$50,465	$(18,607)	$—	$—
11,111,112	$5,392,223	$5,392,223	$—	$—
1,323,500	$79,979,105	$21,095,986	$—	$—
1,018,000	$64,785,520	$11,529,993	$—	$—

1,825,000	$2,190,000	$(2,135,250)	$—	$—

2,230,000	$23,481,900	$(834,000)	$—	$—
2,050,000	$16,564,000	$(10,472,334)	$—	$—
1,805,000	$20,883,850	$(964,432)	$—	$—
970,000	$33,338,900	$12,207,104	$—	$—
—	$—	$(88,130)	$—	$—
70,196,632	$745,321,215	$110,283,154	$12,110	$437,080
Semi-Annual Shareholder Report

*	At April 30, 2020, the Fund no longer has ownership of at least 5% of the voting shares.
**	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2020, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2019	110,508,279	1,094,824,004	1,205,332,283
Purchases/Additions	685,560,827	1,509,700,642	2,195,261,469
Sales/Reductions	(661,983,108)	(1,472,191,073)	(2,134,174,181)
Balance of Shares Held 4/30/2020	134,085,998	1,132,333,573	1,266,419,571
Value	$134,085,998	$1,132,786,506	$1,266,872,504
Change in Unrealized Appreciation/Depreciation	N/A	$293,049	$293,049
Net Realized Gain/(Loss)	N/A	$(47,942)	$(47,942)
Dividend Income	$762,067	$8,817,346	$9,579,413
Gain Distributions Received	N/A	$1,860	$1,860
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
At April 30, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
1E-Mini Russell 2000 Short Futures	1,527	$99,766,545	June 2020	$(16,354,646)
Net Unrealized Depreciation on Futures Contracts is included in "Other Assets and Liabilities—Net."
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the "Trustees").
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $4,713,042,691.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,172,466,923	$—	$5,831,468	$3,178,298,391
International	724,159,843	410,123,209	43,596	1,134,326,648
Preferred Stocks
Domestic	—	—	$7,867,656	$7,867,656
Debt Securities:
Corporate Bonds	—	2,511,826	—	2,511,826
Warrants	176,875	6,894,298	—	7,071,173
Investment Companies	1,266,872,504	—	—	1,266,872,504
TOTAL SECURITIES	$5,163,676,145	$419,529,333	$13,742,720	$5,596,948,198
Other Financial Instruments:[1]
Assets	$—	$—	$—	$—
Liabilities	(16,354,646)	—	—	(16,354,646)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(16,354,646)	$—	$—	$(16,354,646)
1	Other financial instruments are futures contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$40.09	$36.01	$32.58	$23.94	$25.38	$28.77
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	0.01	(0.13)	(0.27)	(0.17)	(0.22)
Net realized and unrealized gain (loss)	1.51	6.14	5.65	9.10	0.76	2.09
TOTAL FROM INVESTMENT OPERATIONS	1.41	6.15	5.52	8.83	0.59	1.87
Less Distributions:
Distributions from net investment income	(0.02)	—	—	—	—	—
Distributions from net realized gain	(0.08)	(2.07)	(2.09)	(0.19)	(2.03)	(5.26)
TOTAL DISTRIBUTIONS	(0.10)	(2.07)	(2.09)	(0.19)	(2.03)	(5.26)
Net Asset Value, End of Period	$41.40	$40.09	$36.01	$32.58	$23.94	$25.38
Total Return[2]	3.49%	17.96%	18.10%	37.12%	2.27%	7.12%
Ratios to Average Net Assets:
Net expenses	1.35%[3]	1.36%	1.35%	1.85%	1.95%[4]	1.95%[4]
Net investment income (loss)	(0.48)%[3]	0.03%	(0.37)%	(0.95)%	(0.73)%	(0.83)%
Expense waiver/reimbursement[5]	0.14%[3]	0.16%	0.17%	0.13%	0.14%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$861,969	$826,240	$580,003	$401,920	$343,323	$600,840
Portfolio turnover	11%	33%	39%	46%	48%	88%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95% and 1.95% for the years ended October 31, 2016 and 2015, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$33.99	$31.02	$28.52	$21.10	$22.72	$26.41
Income From Investment Operations:
Net investment income (loss)[1]	(0.19)	(0.21)	(0.31)	(0.37)	(0.26)	(0.33)
Net realized and unrealized gain (loss)	1.28	5.25	4.90	7.98	0.67	1.90
TOTAL FROM INVESTMENT OPERATIONS	1.09	5.04	4.59	7.61	0.41	1.57
Less Distributions:
Distributions from net realized gain	(0.08)	(2.07)	(2.09)	(0.19)	(2.03)	(5.26)
Net Asset Value, End of Period	$35.00	$33.99	$31.02	$28.52	$21.10	$22.72
Total Return[2]	3.19%	17.23%	17.36%	36.33%	1.70%	6.52%
Ratios to Average Net Assets:
Net expenses	1.99%[3]	1.98%	1.99%	2.42%	2.50%[4]	2.50%[4]
Net investment income (loss)	(1.11)%[3]	(0.62)%	(1.01)%	(1.52)%	(1.28)%	(1.36)%
Expense waiver/reimbursement[5]	0.03%[3]	0.04%	0.07%	0.12%	0.16%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,772	$15,488	$16,445	$17,420	$14,987	$20,182
Portfolio turnover	11%	33%	39%	46%	48%	88%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50% and 2.50% for the years ended October 31, 2016 and 2015, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$34.01	$31.03	$28.53	$21.10	$22.72	$26.41
Income From Investment Operations:
Net investment income (loss)[1]	(0.19)	(0.19)	(0.31)	(0.37)	(0.26)	(0.33)
Net realized and unrealized gain (loss)	1.28	5.24	4.90	7.99	0.67	1.90
TOTAL FROM INVESTMENT OPERATIONS	1.09	5.05	4.59	7.62	0.41	1.57
Less Distributions:
Distributions from net realized gain	(0.08)	(2.07)	(2.09)	(0.19)	(2.03)	(5.26)
Net Asset Value, End of Period	$35.02	$34.01	$31.03	$28.53	$21.10	$22.72
Total Return[2]	3.19%	17.25%	17.36%	36.38%	1.70%	6.52%
Ratios to Average Net Assets:
Net expenses	1.98%[3]	1.97%	1.97%	2.41%	2.50%[4]	2.50%[4]
Net investment income (loss)	(1.10)%[3]	(0.57)%	(1.00)%	(1.50)%	(1.27)%	(1.36)%
Expense waiver/reimbursement[5]	0.03%[3]	0.05%	0.07%	0.08%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$227,720	$204,247	$117,888	$151,959	$144,340	$182,689
Portfolio turnover	11%	33%	39%	46%	48%	88%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50% and 2.50% for the years ended October 31, 2016 and 2015, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$40.29	$36.17	$32.70	$24.02	$25.44	$28.82
Income From Investment Operations:
Net investment income (loss)[1]	(0.09)	0.03	(0.12)	(0.25)	(0.16)	(0.21)
Net realized and unrealized gain (loss)	1.52	6.16	5.68	9.12	0.77	2.09
TOTAL FROM INVESTMENT OPERATIONS	1.43	6.19	5.56	8.87	0.61	1.88
Less Distributions:
Distributions from net investment income	(0.03)	—	—	—	—	—
Distributions from net realized gain	(0.08)	(2.07)	(2.09)	(0.19)	(2.03)	(5.26)
TOTAL DISTRIBUTIONS	(0.11)	(2.07)	(2.09)	(0.19)	(2.03)	(5.26)
Net Asset Value, End of Period	$41.61	$40.29	$36.17	$32.70	$24.02	$25.44
Total Return[2]	3.54%	17.99%	18.15%	37.17%	2.35%	7.15%
Ratios to Average Net Assets:
Net expenses	1.31%[3]	1.31%	1.32%	1.80%	1.91%[4]	1.90%[4]
Net investment income (loss)	(0.43)%[3]	0.08%	(0.33)%	(0.91)%	(0.68)%	(0.76)%
Expense waiver/reimbursement[5]	0.33%[3]	0.34%	0.37%	0.32%	0.31%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$135,621	$120,487	$78,387	$47,497	$37,850	$39,846
Portfolio turnover	11%	33%	39%	46%	48%	88%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.91% and 1.90% for the years ended October 31, 2016 and 2015, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,			Period Ended 10/31/2016[1]
		2019	2018	2017
Net Asset Value, Beginning of Period	$40.86	$36.50	$32.85	$24.03	$24.05
Income From Investment Operations:
Net investment income (loss)[2]	(0.00)	0.22	0.04	(0.14)	(0.05)
Net realized and unrealized gain (loss)	1.54	6.21	5.70	9.15	0.03
TOTAL FROM INVESTMENT OPERATIONS	1.54	6.43	5.74	9.01	(0.02)
Less Distributions:
Distributions from net investment income	(0.15)	—	—	—	—
Distributions from net realized gain	(0.08)	(2.07)	(2.09)	(0.19)	—
TOTAL DISTRIBUTIONS	(0.23)	(2.07)	(2.09)	(0.19)	—
Net Asset Value, End of Period	$42.17	$40.86	$36.50	$32.85	$24.03
Total Return[3]	3.73%	18.51%	18.65%	37.74%	(0.08)%
Ratios to Average Net Assets:
Net expenses	0.89%[4]	0.90%	0.89%	1.35%	1.50%[4]
Net investment income (loss)	(0.01)%[4]	0.56%	0.11%	(0.50)%	(0.26)%[4]
Expense waiver/reimbursement[5]	0.10%[4]	0.12%	0.12%	0.10%	0.10%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,362,544	$2,339,131	$735,235	$215,907	$81,269
Portfolio turnover	11%	33%	39%	46%	48%[6]
1	Reflects operations for the period from December 30, 2015 (start of performance) to October 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,		Period Ended 10/31/2017[1]
		2019	2018
Net Asset Value, Beginning of Period	$40.51	$36.20	$32.60	$30.50
Income From Investment Operations:
Net investment income (loss)[2]	0.00	0.25	0.06	(0.01)
Net realized and unrealized gain (loss)	1.53	6.13	5.63	2.11
TOTAL FROM INVESTMENT OPERATIONS	1.53	6.38	5.69	2.10
Less Distributions:
Distributions from net investment income	(0.12)	—	—	—
Distributions from net realized gain	(0.08)	(2.07)	(2.09)	—
TOTAL DISTRIBUTIONS	(0.20)	(2.07)	(2.09)	—
Net Asset Value, End of Period	$41.84	$40.51	$36.20	$32.60
Total Return[3]	3.74%	18.53%	18.64%	6.89%
Ratios to Average Net Assets:
Net expenses	0.88%[4]	0.88%	0.88%	0.88%[4]
Net investment income	0.00%[4]	0.63%	0.16%	(0.11)%[4]
Expense waiver/reimbursement[5]	0.03%[4]	0.04%	0.07%	0.12%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$371,816	$195,775	$29,623	$58
Portfolio turnover	11%	33%	39%	46%[6]
1	Reflects operations for the period from September 1, 2017 (start of performance) to October 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2020 (unaudited)
Assets:
Investment in securities, at value including $624,174,293 of securities loaned, $1,266,872,504 of investment in affiliated holdings* and $550,640,044 of investment in affiliated companies* (identified cost $4,713,052,519)		$5,596,948,198
Cash denominated in foreign currencies (identified cost $101,494)		102,345
Due from broker (Note 2)		10,841,700
Income receivable		258,736
Income receivable from affiliated holdings*		290,159
Receivable for investments sold		6,944,849
Receivable for shares sold		35,463,100
Receivable for variation margin on futures contracts		3,993,080
TOTAL ASSETS		5,654,842,167
Liabilities:
Payable for investments purchased	$3,415,411
Payable for shares redeemed	6,894,814
Payable for collateral due to broker for securities lending	670,120,356
Payable for investment adviser fee (Note 5)	105,977
Payable for administrative fees (Note 5)	10,813
Payable for distribution services fee (Note 5)	283,143
Payable for other service fees (Notes 2 and 5)	394,368
Accrued expenses (Note 5)	175,445
TOTAL LIABILITIES		681,400,327
Net assets for 119,603,306 shares outstanding		$4,973,441,840
Net Assets Consist of:
Paid-in capital		$4,244,307,528
Total distributable earnings (loss)		729,134,312
TOTAL NET ASSETS		$4,973,441,840
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($861,969,369 ÷ 20,820,066 shares outstanding), no par value, unlimited shares authorized	$41.40
Offering price per share (100/94.50 of $41.40)	$43.81
Redemption proceeds per share	$41.40
Class B Shares:
Net asset value per share ($13,771,776 ÷ 393,500 shares outstanding), no par value, unlimited shares authorized	$35.00
Offering price per share	$35.00
Redemption proceeds per share (94.50/100 of $35.00)	$33.08
Class C Shares:
Net asset value per share ($227,720,245 ÷ 6,503,490 shares outstanding), no par value, unlimited shares authorized	$35.02
Offering price per share	$35.02
Redemption proceeds per share (99.00/100 of $35.02)	$34.67
Class R Shares:
Net asset value per share ($135,620,574 ÷ 3,259,431 shares outstanding), no par value, unlimited shares authorized	$41.61
Offering price per share	$41.61
Redemption proceeds per share	$41.61
Institutional Shares:
Net asset value per share ($3,362,544,298 ÷ 79,740,263 shares outstanding), no par value, unlimited shares authorized	$42.17
Offering price per share	$42.17
Redemption proceeds per share	$42.17
Class R6 Shares:
Net asset value per share ($371,815,578 ÷ 8,886,556 shares outstanding), no par value, unlimited shares authorized	$41.84
Offering price per share	$41.84
Redemption proceeds per share	$41.84
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2020 (unaudited)
Investment Income:
Dividends (including $5,064,297 received from affiliated companies and holdings* and net of foreign taxes withheld of $45,131)			$15,004,670
Net income on securities loaned (includes $4,952,196 received from affiliated holdings related to cash collateral balances*)			4,060,378
Interest			131,038
TOTAL INCOME			19,196,086
Expenses:
Investment adviser fee (Note 5)		$17,383,309
Administrative fee (Note 5)		1,706,898
Custodian fees		129,460
Transfer agent fee (Note 2)		2,056,676
Directors’/Trustees’ fees (Note 5)		10,444
Auditing fees		22,576
Legal fees		4,298
Portfolio accounting fees		108,473
Distribution services fee (Note 5)		2,290,759
Other service fees (Notes 2 and 5)		1,374,404
Share registration costs		154,732
Printing and postage		86,460
Miscellaneous (Note 5)		23,560
TOTAL EXPENSES		25,352,049
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(682,881)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(1,703,464)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,386,345)
Net expenses			22,965,704
Net investment income (loss)			$(3,769,618)
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized loss on investments (including net realized loss of $(35,832) on sales of investments in affiliated companies and holdings*)	$(127,681,406)
Net realized gain on foreign currency transactions	25,108
Net realized loss on foreign exchange contracts	(5,088)
Net realized gain on futures contracts	13,301
Realized gain distribution from affiliated investment company shares*	1,860
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $110,576,203 on investments in affiliated companies and holdings*)	243,421,542
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	279
Net change in unrealized appreciation of futures contracts	(16,354,646)
Net realized and unrealized gain on investments, futures contracts, foreign exchange contracts and foreign currency transactions	99,420,950
Change in net assets resulting from operations	$95,651,332
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(3,769,618)	$8,112,613
Net realized gain (loss)	(127,646,225)	5,843,958
Net change in unrealized appreciation/depreciation	227,067,175	290,767,095
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	95,651,332	304,723,666
Distributions to Shareholders:
Class A Shares	(1,921,097)	(33,548,216)
Class B Shares	(33,450)	(1,064,216)
Class C Shares	(459,834)	(7,908,178)
Class R Shares	(328,807)	(5,392,467)
Institutional Shares	(13,697,680)	(41,694,450)
Class R6 Shares	(1,163,761)	(1,962,523)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,604,629)	(91,570,050)
Share Transactions:
Proceeds from sale of shares	2,106,591,025	2,749,902,528
Net asset value of shares issued to shareholders in payment of distributions declared	16,764,824	87,265,064
Cost of shares redeemed	(929,328,307)	(906,535,952)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,194,027,542	1,930,631,640
Change in net assets	1,272,074,245	2,143,785,256
Net Assets:
Beginning of period	3,701,367,595	1,557,582,339
End of period	$4,973,441,840	$3,701,367,595
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2020 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
On March 30, 2017, the Fund’s T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Equity Funds and Federated Hermes Kaufmann Small Cap Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $2,386,345 is disclosed in various locations in this Note 2 and Note 5. For the six months ended April 30, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$411,176	$(266,853)
Class B Shares	8,420	—
Class C Shares	118,120	(515)
Class R Shares	156,223	(2,376)
Institutional Shares	1,344,496	(1,020,539)
Class R6 Shares	18,241	—
TOTAL	$2,056,676	$(1,290,283)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received
Semi-Annual Shareholder Report

$996 of other service fees for the six months ended April 30, 2020. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,081,002
Class B Shares	18,623
Class C Shares	274,779
TOTAL	$1,374,404
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the
Semi-Annual Shareholder Report

changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $26,769,401. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2020, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date receivable and payable of foreign exchange contracts purchased and sold by the Fund throughout the period was $925 and $218, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report

Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$624,174,293	$670,120,356
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted
Semi-Annual Shareholder Report

securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments	Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for variation margin on futures contracts	$(16,354,646)*
*	Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Total
Equity contracts	$13,301	$—	$13,301
Foreign exchange contracts	—	(5,088)	(5,088)
TOTAL	$13,301	$(5,088)	$8,213

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$(16,354,646)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,040,144	$168,595,736	10,433,711	$409,075,507
Shares issued to shareholders in payment of distributions declared	43,337	1,833,335	925,703	32,232,986
Shares redeemed	(3,873,497)	(154,667,803)	(6,856,886)	(267,133,357)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	209,984	$15,761,268	4,502,528	$174,175,136

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,858	$175,797	48,675	$1,565,858
Shares issued to shareholders in payment of distributions declared	924	32,912	35,178	1,044,433
Shares redeemed	(67,888)	(2,321,344)	(158,321)	(5,243,637)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(62,106)	$(2,112,635)	(74,468)	$(2,633,346)

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,480,554	$52,584,000	3,325,137	$111,372,708
Shares issued to shareholders in payment of distributions declared	12,425	442,704	255,939	7,601,381
Shares redeemed	(995,149)	(33,507,600)	(1,374,017)	(45,429,070)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	497,830	$19,519,104	2,207,059	$73,545,019

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	855,366	$35,926,446	1,986,858	$77,421,966
Shares issued to shareholders in payment of distributions declared	7,619	325,306	151,834	5,311,138
Shares redeemed	(593,739)	(23,864,106)	(1,315,921)	(51,269,976)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	269,246	$12,387,646	822,771	$31,463,128
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	39,454,304	$1,637,851,521	49,172,262	$1,970,878,265
Shares issued to shareholders in payment of distributions declared	297,030	13,010,261	1,106,785	39,113,796
Shares redeemed	(17,263,675)	(671,871,590)	(13,170,325)	(516,391,968)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	22,487,659	$978,990,192	37,108,722	$1,493,600,093

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	5,097,675	$211,457,525	4,488,821	$179,588,224
Shares issued to shareholders in payment of distributions declared	25,829	1,120,306	55,990	1,961,330
Shares redeemed	(1,069,829)	(43,095,864)	(530,195)	(21,067,944)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	4,053,675	$169,481,967	4,014,616	$160,481,610
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	27,456,288	$1,194,027,542	48,581,228	$1,930,631,640
4. FEDERAL TAX INFORMATION
At April 30, 2020, the cost of investments for federal tax purposes was $4,713,042,691. The net unrealized appreciation of investments for federal tax purposes was $867,550,861. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,194,608,237 and net unrealized depreciation from investments for those securities having an excess of cost over value of $327,057,376. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2020, the Adviser waived $274,982 of its fee and reimbursed $1,290,283 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2020, the Adviser reimbursed $407,899.
Semi-Annual Shareholder Report

Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2020, the Sub-Adviser earned a fee of $14,254,314.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,082,876	$(216,575)
Class B Shares	55,869	—
Class C Shares	824,338	—
Class R Shares	327,676	(196,606)
TOTAL	$2,290,759	$(413,181)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2020, FSC retained $1,120,324 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2020, FSC retained $156,914 in sales charges from the sale of Class A Shares. FSC also retained $7,141, $10,103 and $56,806 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2020, FSSC received $67,695 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2020, total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C, Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.35%, 2.02%, 2.00%, 1.35%, 0.89% and 0.88% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $129,999,713 and $4,090,063, respectively.
Semi-Annual Shareholder Report

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2020, were as follows:
Purchases	$1,584,370,767
Sales	$419,860,014
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2020, the Fund had no outstanding loans. During the six months ended April 30, 2020, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2020, there were no outstanding loans. During the six months ended April 30, 2020, the program was not utilized.
Semi-Annual Shareholder Report

10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,034.90	$6.83
Class B Shares	$1,000	$1,031.90	$10.05
Class C Shares	$1,000	$1,031.90	$10.00
Class R Shares	$1,000	$1,035.40	$6.63
Institutional Shares	$1,000	$1,037.30	$4.51
Class R6 Shares	$1,000	$1,037.40	$4.46
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.20	$6.77
Class B Shares	$1,000	$1,015.00	$9.97
Class C Shares	$1,000	$1,015.00	$9.92
Class R Shares	$1,000	$1,018.30	$6.57
Institutional Shares	$1,000	$1,020.40	$4.47
Class R6 Shares	$1,000	$1,020.50	$4.42
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.35%
Class B Shares	1.99%
Class C Shares	1.98%
Class R Shares	1.31%
Institutional Shares	0.89%
Class R6 Shares	0.88%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated kaufmann small CAP fund (the “Fund”)
At its meetings in May 2019, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund’s investment advisory and subadvisory contracts for an additional one-year term. The Board’s decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and
Semi-Annual Shareholder Report

externally as well as management fees charged to institutional and other advisory clients of the adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Equity Management Company of Pennsylvania (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board’s formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board’s consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the
Semi-Annual Shareholder Report

Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of
Semi-Annual Shareholder Report

investment vehicle, in fact, chosen and maintained by the Fund’s investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. The CCO noted that, in 2018, while the Fund’s expenses were above median relative to its Peer Group, those fees remained reasonable in light of its extensive bottom-up investment process, the relative expense of that process, the resulting estimated profitability of the Fund over time, and the performance generated over time compared to its Peer Group.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s investment advisory and subadvisory contracts.
Semi-Annual Shareholder Report

The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser’s commitment to respond to rulemaking initiatives of the SEC. The Fund’s ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on the Fund’s performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund’s performance was above the median of the relevant Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund’s investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the
Semi-Annual Shareholder Report

Federated Funds’ administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated’s previous reductions in contractual management fees to certain Federated Funds in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
In 2017, the Board approved a reduction of 50 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated’s profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these
Semi-Annual Shareholder Report

investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund’s assets decline. Federated, as it does throughout the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s investment advisory and subadvisory contracts. The CCO also recognized that the Board’s evaluation of the Federated Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory and subadvisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The
Semi-Annual Shareholder Report

Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contracts were appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the continuation of the contracts reflects its view that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Kaufmann Small Cap Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172636
CUSIP 314172628
CUSIP 314172610
CUSIP 314172537
CUSIP 31421N402
CUSIP 31421N683
28534 (6/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2020
Share Class | Ticker	A | FGSAX	C | FGSCX	Institutional | FGSIX	R6 | FGSKX

Federated MDT Mid Cap Growth Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes MDT Mid Cap Growth Fund)
Fund Established 1984

A Portfolio of Federated Equity Funds
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Equity Funds)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated MDT Mid Cap Growth Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2019 through April 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At April 30, 2020, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	36.0%
Industrials	14.3%
Health Care	17.7%
Consumer Discretionary	12.7%
Financials	5.2%
Real Estate	3.7%
Communication Services	2.9%
Consumer Staples	2.9%
Materials	2.8%
Energy	0.2%
Securities Lending Collateral[2]	1.4%
Cash Equivalents[3]	1.6%
Other Assets and Liabilities—Net[4]	(1.4)%
TOTAL	100.0%
1	Except for Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—98.4%
		Communication Services—2.9%
7,677	[1]	AMC Networks, Inc.	$183,096
4,520		Cable One, Inc.	8,646,127
203,650	[1]	TripAdvisor, Inc.	4,066,891
		TOTAL	12,896,114
		Consumer Discretionary—12.7%
3,470	[1]	AutoZone, Inc.	3,540,510
314,685	[1,2]	Capri Holdings Ltd.	4,798,946
31,095		Dollar General Corp.	5,450,953
34,613		Domino’s Pizza, Inc.	12,527,483
1,913	[1]	Etsy, Inc.	124,096
74,300	[1,2]	GNC Holdings, Inc.	42,760
15,253		Hanesbrands, Inc.	151,615
51,595	[2]	Nordstrom, Inc.	968,954
592,204	[1,2]	Norwegian Cruise Line Holdings Ltd.	9,712,146
15,911	[1]	O’Reilly Automotive, Inc.	6,147,056
10,465		Pool Corp.	2,215,022
80,122	[2]	Six Flags Entertainment Corp.	1,603,241
460,726	[1]	Under Armour, Inc., Class A	4,800,765
182,145		Wyndham Destinations, Inc.	4,657,448
		TOTAL	56,740,995
		Consumer Staples—2.9%
71,682		Church and Dwight, Inc.	5,017,023
31,694		Clorox Co.	5,909,029
3,730		Hershey Foods Corp.	493,964
45,509		Nu Skin Enterprises, Inc., Class A	1,329,318
		TOTAL	12,749,334
		Energy—0.2%
33,161		Cabot Oil & Gas Corp., Class A	716,941
		Financials—5.2%
1,551		Alleghany Corp.	827,784
18,169		Ameriprise Financial, Inc.	2,088,345
35,530	[1]	Arch Capital Group Ltd.	853,786
3,076		Axis Capital Holdings Ltd.	112,582
46,481		MSCI, Inc., Class A	15,199,287
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
9,211		Marketaxess Holdings, Inc.	$4,191,097
		TOTAL	23,272,881
		Health Care—17.7%
13,621	[1]	Align Technology, Inc.	2,926,472
61,115	[1]	Alkermes, Inc.	837,887
2,809	[1]	Alnylam Pharmaceuticals, Inc.	369,945
13,307		AmerisourceBergen Corp.	1,193,106
15,549	[1]	BioMarin Pharmaceutical, Inc.	1,430,819
47,600		Bruker Corp.	1,871,632
21,408	[1]	Charles River Laboratories International, Inc.	3,097,095
1,704		Cooper Cos., Inc.	488,537
24,541	[1]	Dexcom, Inc.	8,226,143
183,792	[1]	Hologic, Inc.	9,207,979
10,034	[1,2]	Horizon Therapeutics PLC	361,625
6,808	[1]	IDEXX Laboratories, Inc.	1,889,901
27,706	[1]	Incyte Genomics, Inc.	2,705,768
41,463	[1]	Jazz Pharmaceuticals PLC.	4,571,296
29,241	[1]	Masimo Corp.	6,254,942
1,953	[1]	Mettler-Toledo International, Inc.	1,406,043
26,270	[1,2]	Moderna, Inc.	1,208,157
9,618	[1]	Molina Healthcare, Inc.	1,577,064
28,724		ResMed, Inc.	4,461,412
50,890	[1,2]	SAGE Therapeutics, Inc.	1,983,692
56,035	[1]	Seattle Genetics, Inc.	7,689,683
71,505	[1]	Veeva Systems, Inc.	13,643,154
3,845	[1]	Waters Corp.	719,015
6,823		West Pharmaceutical Services, Inc.	1,291,321
		TOTAL	79,412,688
		Industrials—14.3%
15,614		Acuity Brands, Inc.	1,352,016
10,943		Allegion PLC	1,100,209
13,306		Ametek, Inc.	1,115,974
17,891		Cintas Corp.	3,968,760
192,464		Flowserve Corp.	5,421,711
8,037		Graco, Inc.	358,932
700		Huntington Ingalls Industries, Inc.	133,987
26,690		IDEX Corp.	4,100,385
833,447		KAR Auction Services, Inc.	12,485,036
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
128,752	[1,2]	Middleby Corp.	$7,162,474
145,871		Nielsen Holdings PLC	2,148,680
35,233	[2]	Pitney Bowes, Inc.	124,372
107,189		R.R. Donnelley & Sons Co.	183,293
6,994	[1]	Sensata Technologies Holdings	254,442
268,679		Spirit AeroSystems Holdings, Inc., Class A	5,953,927
87,185	[2]	Verisk Analytics, Inc.	13,324,484
3,728		W.W. Grainger, Inc.	1,027,362
61,746		Woodward, Inc.	3,739,338
		TOTAL	63,955,382
		Information Technology—36.0%
135,300	[1]	Advanced Micro Devices, Inc.	7,088,367
1,788	[1]	Akamai Technologies, Inc.	174,705
87,335		Alliance Data Systems Corp.	4,372,863
1,582	[1]	Ansys, Inc.	414,215
24,635	[1]	Arista Networks, Inc.	5,402,456
2,642	[1,2]	Aspen Technology, Inc.	270,145
70,265	[1]	Atlassian Corp. PLC	10,925,505
156,234		Booz Allen Hamilton Holding Corp.	11,473,825
149,212	[1]	Cadence Design Systems, Inc.	12,105,570
35,844		Citrix Systems, Inc.	5,197,738
4,903		Cognex Corp.	270,842
134,276	[1]	DocuSign, Inc.	14,065,411
57,627	[1]	Dynatrace Holdings LLC	1,720,166
12,178	[1]	FleetCor Technologies, Inc.	2,937,943
55,518	[1]	Fortinet, Inc.	5,981,509
29,812		Henry Jack & Associates, Inc.	4,875,753
132,708	[1]	Keysight Technologies, Inc.	12,842,153
3,068		Lam Research Corp.	783,199
30,219		Maxim Integrated Products, Inc.	1,661,441
4,221	[2]	Microchip Technology, Inc.	370,308
11,164		Monolithic Power Systems	2,231,795
50,621	[1]	Okta, Inc.	7,658,957
40,229		Paychex, Inc.	2,756,491
44,861	[1]	RingCentral, Inc.	10,252,084
869,059		Sabre Corp.	6,318,059
17,776		Skyworks Solutions, Inc.	1,846,571
35,886	[1]	Synopsys, Inc.	5,638,408
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
12,189	[1]	Teradata Corp.	$299,728
32,870	[2]	Universal Display Corp.	4,934,444
51,885	[1]	Verisign, Inc.	10,869,389
63,336		Xilinx, Inc.	5,535,566
		TOTAL	161,275,606
		Materials—2.8%
187,055	[1]	Axalta Coating Systems Ltd.	3,692,466
81,045		Eagle Materials, Inc.	4,944,555
86,252		Grace (W.R.) & Co.	4,073,682
		TOTAL	12,710,703
		Real Estate—3.7%
7,460		Coresite Realty Corp.	904,077
54,456		SBA Communications, Corp.	15,787,884
		TOTAL	16,691,961
		TOTAL COMMON STOCKS (IDENTIFIED COST $392,911,700)	440,422,605
		INVESTMENT COMPANIES—3.0%
6,200,493		Federated Government Obligations Fund, Premier Shares, 0.22%[3]	6,200,493
6,986,435		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.66%[3]	6,988,598
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $13,183,214)	13,189,091
		TOTAL INVESTMENT IN SECURITIES—101.4% (IDENTIFIED COST $406,094,914)[4]	453,611,696
		OTHER ASSETS AND LIABILITIES - NET—(1.4)%[5]	(6,124,983)
		TOTAL NET ASSETS—100%	$447,486,713
Semi-Annual Shareholder Report
5

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2020, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2019	820,447	10,531,576	11,352,023
Purchases/Additions	39,784,782	85,616,422	125,401,204
Sales/Reductions	(34,404,736)	(89,161,563)	(123,566,299)
Balance of Shares Held 4/30/2020	6,200,493	6,986,435	13,186,928
Value	$6,200,493	$6,988,598	$13,189,091
Change in Unrealized Appreciation/Depreciation	N/A	$4,667	$4,667
Net Realized Gain/(Loss)	N/A	$(3,269)	$(3,269)
Dividend Income	$11,722	$59,318	$71,040
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2020, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$41.20	$41.35	$43.07	$33.37	$42.50	$48.23
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.07)	(0.14)	(0.04)	0.05	(0.03)
Net realized and unrealized gain (loss)	(1.51)	4.77	3.92	10.06	(0.77)	1.01
TOTAL FROM INVESTMENT OPERATIONS	(1.55)	4.70	3.78	10.02	(0.72)	0.98
Less Distributions:
Distributions from net investment income	—	—	—	(0.02)	—	(0.07)
Distributions from net realized gain	(3.22)	(4.85)	(5.50)	(0.30)	(8.41)	(6.64)
TOTAL DISTRIBUTIONS	(3.22)	(4.85)	(5.50)	(0.32)	(8.41)	(6.71)
Net Asset Value, End of Period	$36.43	$41.20	$41.35	$43.07	$33.37	$42.50
Total Return[2]	(4.27)%	13.40%	9.43%	30.20%	(2.07)%	1.96%
Ratios to Average Net Assets:
Net expenses	1.14%[3]	1.14%	1.22%	1.22%	1.22%	1.22%
Net investment income (loss)	(0.22)%[3]	(0.18)%	(0.33)%	(0.10)%	0.16%	(0.08)%
Expense waiver/reimbursement[4]	0.11%[3]	0.11%	0.06%	0.10%	0.11%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$226,061	$257,818	$238,586	$236,955	$206,210	$246,414
Portfolio turnover	125%	179%	171%	109%	115%	122%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$27.12	$29.12	$32.11	$25.12	$34.27	$40.36
Income From Investment Operations:
Net investment income (loss)[1]	(0.12)	(0.25)	(0.33)	(0.25)	(0.15)	(0.30)
Net realized and unrealized gain (loss)	(0.91)	3.10	2.84	7.54	(0.59)	0.85
TOTAL FROM INVESTMENT OPERATIONS	(1.03)	2.85	2.51	7.29	(0.74)	0.55
Less Distributions:
Distributions from net realized gain	(3.22)	(4.85)	(5.50)	(0.30)	(8.41)	(6.64)
Net Asset Value, End of Period	$22.87	$27.12	$29.12	$32.11	$25.12	$34.27
Total Return[2]	(4.60)%	12.54%	8.58%	29.25%	(2.78)%	1.18%
Ratios to Average Net Assets:
Net expenses	1.92%[3]	1.88%	1.97%	1.97%	1.97%	1.97%
Net investment income (loss)	(0.99)%[3]	(0.94)%	(1.09)%	(0.85)%	(0.60)%	(0.83)%
Expense waiver/reimbursement[4]	0.14%[3]	0.16%	0.08%	0.12%	0.13%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,150	$15,460	$10,619	$10,613	$9,188	$11,509
Portfolio turnover	125%	179%	171%	109%	115%	122%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$42.60	$42.48	$44.01	$34.09	$43.14	$48.88
Income From Investment Operations:
Net investment income (loss)[1]	0.02	0.04	(0.05)	0.07	0.14	0.08
Net realized and unrealized gain (loss)	(1.56)	4.93	4.02	10.25	(0.78)	1.01
TOTAL FROM INVESTMENT OPERATIONS	(1.54)	4.97	3.97	10.32	(0.64)	1.09
Less Distributions:
Distributions from net investment income	—	—	—	(0.10)	—	(0.19)
Distributions from net realized gain	(3.22)	(4.85)	(5.50)	(0.30)	(8.41)	(6.64)
TOTAL DISTRIBUTIONS	(3.22)	(4.85)	(5.50)	(0.40)	(8.41)	(6.83)
Net Asset Value, End of Period	$37.84	$42.60	$42.48	$44.01	$34.09	$43.14
Total Return[2]	(4.10)%	13.71%	9.69%	30.52%	(1.81)%	2.19%
Ratios to Average Net Assets:
Net expenses	0.84%[3]	0.84%	0.95%	0.97%	0.97%	0.97%
Net investment income (loss)	0.09%[3]	0.10%	(0.12)%	0.19%	0.41%	0.19%
Expense waiver/reimbursement[4]	0.20%[3]	0.21%	0.07%	0.11%	0.07%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$180,948	$246,222	$177,959	$24,559	$40,057	$49,554
Portfolio turnover	125%	179%	171%	109%	115%	122%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$38.59	$38.95	$40.80	$31.53	$40.74	$46.63
Income From Investment Operations:
Net investment income (loss)[1]	0.02	0.01	(0.03)	0.04	(0.07)	(0.23)
Net realized and unrealized gain (loss)	(1.40)	4.48	3.68	9.53	(0.73)	0.98
TOTAL FROM INVESTMENT OPERATIONS	(1.38)	4.49	3.65	9.57	(0.80)	0.75
Less Distributions:
Distributions from net realized gain	(3.22)	(4.85)	(5.50)	(0.30)	(8.41)	(6.64)
Net Asset Value, End of Period	$33.99	$38.59	$38.95	$40.80	$31.53	$40.74
Total Return[2]	(4.11)%	13.72%	9.67%	30.54%	(2.42)%	1.49%
Ratios to Average Net Assets:
Net expenses	0.83%[3]	0.83%	0.95%	0.96%	1.61%	1.69%
Net investment income (loss)	0.09%[3]	0.03%	(0.08)%	0.12%	(0.22)%	(0.55)%
Expense waiver/reimbursement[4]	0.11%[3]	0.11%	0.02%	0.04%	0.05%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,329	$31,590	$6,576	$37,815	$1,529	$1,831
Portfolio turnover	125%	179%	171%	109%	115%	122%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
April 30, 2020 (unaudited)
Assets:
Investment in securities, at value including $5,833,554 of securities loaned and including $13,189,091 of investment in affiliated holdings* (identified cost $406,094,914)		$453,611,696
Income receivable		42,912
Income receivable from affiliated holdings		3,403
Receivable for investments sold		16,968,949
Receivable for shares sold		248,813
TOTAL ASSETS		470,875,773
Liabilities:
Payable for investments purchased	$15,923,761
Payable for shares redeemed	1,022,844
Payable for collateral due to broker for securities lending	6,200,493
Payable for investment adviser fee (Note 5)	7,844
Payable for administrative fees (Note 5)	975
Payable for Directors’/Trustees’ fees (Note 5)	203
Payable for distribution services fee (Note 5)	6,793
Payable for other service fees (Notes 2 and 5)	107,713
Accrued expenses (Note 5)	118,434
TOTAL LIABILITIES		23,389,060
Net assets for 12,352,384 shares outstanding		$447,486,713
Net Assets Consist of:
Paid-in capital		$437,186,779
Total distributable earnings (loss)		10,299,934
TOTAL NET ASSETS		$447,486,713
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($226,060,630 ÷ 6,205,173 shares outstanding), no par value, unlimited shares authorized	$36.43
Offering price per share (100/94.50 of $36.43)	$38.55
Redemption proceeds per share	$36.43
Class C Shares:
Net asset value per share ($12,149,579 ÷ 531,319 shares outstanding), no par value, unlimited shares authorized	$22.87
Offering price per share	$22.87
Redemption proceeds per share (99.00/100 of $22.87)	$22.64
Institutional Shares:
Net asset value per share ($180,947,997 ÷ 4,782,525 shares outstanding), no par value, unlimited shares authorized	$37.84
Offering price per share	$37.84
Redemption proceeds per share	$37.84
Class R6 Shares:
Net asset value per share ($28,328,507 ÷ 833,367 shares outstanding), no par value, unlimited shares authorized	$33.99
Offering price per share	$33.99
Redemption proceeds per share	$33.99
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended April 30, 2020 (unaudited)
Investment Income:
Dividends (including $59,318 received from an affiliated holding*)			$2,323,438
Net income on securities loaned (includes $11,722 earned from an affiliated holding* related to cash collateral balances) (Note 2)			3,362
TOTAL INCOME			2,326,800
Expenses:
Investment adviser fee (Note 5)		$1,875,123
Administrative fee (Note 5)		196,758
Custodian fees		23,557
Transfer agent fee (Note 2)		290,502
Directors’/Trustees’ fees (Note 5)		2,133
Auditing fees		13,934
Legal fees		4,052
Portfolio accounting fees		68,964
Distribution services fee (Note 5)		51,467
Other service fees (Notes 2 and 5)		315,390
Share registration costs		42,299
Printing and postage		25,807
Miscellaneous (Note 5)		15,093
TOTAL EXPENSES		2,925,079
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(269,507)
Reimbursement of other operating expenses (Notes 2 and 5)	(110,842)
TOTAL WAIVER AND REIMBURSEMENTS		(380,349)
Net expenses			2,544,730
Net investment income (loss)			(217,930)
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(3,269) on sales of investments in an affiliated holding*)			(34,120,585)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $4,667 on investments in an affiliated holding*)			14,249,318
Net realized and unrealized gain (loss) on investments			(19,871,267)
Change in net assets resulting from operations			$(20,089,197)
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(217,930)	$(351,501)
Net realized gain (loss)	(34,120,585)	42,795,896
Net change in unrealized appreciation/depreciation	14,249,318	19,748,104
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(20,089,197)	62,192,499
Distributions to Shareholders:
Class A Shares	(19,681,770)	(27,927,985)
Class C Shares	(1,770,911)	(1,861,401)
Institutional Shares	(18,251,317)	(18,505,100)
Class R6 Shares	(2,684,427)	(1,015,627)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(42,388,425)	(49,310,113)
Share Transactions:
Proceeds from sale of shares	51,936,484	243,475,009
Net asset value of shares issued to shareholders in payment of distributions declared	37,599,957	45,303,236
Cost of shares redeemed	(130,662,433)	(184,311,036)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(41,125,992)	104,467,209
Change in net assets	(103,603,614)	117,349,595
Net Assets:
Beginning of period	551,090,327	433,740,732
End of period	$447,486,713	$551,090,327
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
April 30, 2020 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated MDT Mid Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is appreciation of capital.
On March 30, 2017, the Fund’s T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Equity Funds and Federated Hermes MDT Mid Cap Growth Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
15

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report
16

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
17

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $380,349 is disclosed in various locations in this Note 2 and Note 5. For the six months ended April 30, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$123,452	$(6,796)
Class C Shares	10,649	(2,160)
Institutional Shares	150,986	(101,886)
Class R6 Shares	5,415	—
TOTAL	$290,502	$(110,842)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$298,235
Class C Shares	17,155
TOTAL	$315,390
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2020, the Fund did not have a liability for any uncertain tax
Semi-Annual Shareholder Report
18

positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Semi-Annual Shareholder Report
19

As of April 30, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$5,833,554	$6,200,493
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	191,200	$7,126,293	679,947	$26,913,977
Shares issued to shareholders in payment of distributions declared	452,310	17,631,062	731,469	25,696,511
Shares redeemed	(696,719)	(26,785,588)	(922,810)	(36,512,405)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(53,209)	$(2,028,233)	488,606	$16,098,083

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	48,084	$1,160,945	300,441	$7,704,376
Shares issued to shareholders in payment of distributions declared	65,613	1,610,780	75,555	1,758,930
Shares redeemed	(152,366)	(3,662,828)	(170,642)	(4,416,223)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(38,669)	$(891,103)	205,354	$5,047,083

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	934,116	$34,662,352	4,227,609	$170,009,422
Shares issued to shareholders in payment of distributions declared	413,257	16,712,098	466,589	16,904,512
Shares redeemed	(2,344,469)	(90,544,933)	(3,103,897)	(127,678,775)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(997,096)	$ (39,170,483)	1,590,301	$59,235,159
Semi-Annual Shareholder Report
20

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	247,906	$8,986,894	1,021,386	$38,847,234
Shares issued to shareholders in payment of distributions declared	45,307	1,646,017	28,741	943,283
Shares redeemed	(278,396)	(9,669,084)	(400,411)	(15,703,633)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	14,817	$963,827	649,716	$24,086,884
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,074,157)	$(41,125,992)	2,933,977	$104,467,209
4. FEDERAL TAX INFORMATION
At April 30, 2020, the cost of investments for federal tax purposes was $406,094,914. The net unrealized appreciation of investments for federal tax purposes was $47,516,782. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $65,339,053 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,822,271.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2020, the Adviser voluntarily waived $266,112 of its fee and voluntarily reimbursed $110,842 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2020, the Adviser reimbursed $3,395.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Semi-Annual Shareholder Report
21

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the six months ended April 30, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$51,467
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2020, FSC retained $20,925 fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2020, FSC retained $4,864 in sales charges from the sale of Class A Shares. FSC also retained $1,815 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2020, FSSC received $24,429 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2020, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.94%, 0.84% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2021; or (b) the date of the Fund’s next effective Prospectus. Prior to January 1, 2020, the Fee Limits disclosed above for the referenced share classes were
Semi-Annual Shareholder Report
22

1.14%, 1.88%, 0.84% and 0.83%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2020, were as follows:
Purchases	$618,770,925
Sales	$699,607,624
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2020, the Fund had no outstanding loans. During the six months ended April 30, 2020, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report
23

8. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2020, there were no outstanding loans. During the six months ended April 30, 2020, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
24

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
25

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$957.30	$5.55
Class C Shares	$1,000	$954.00	$9.33
Institutional Shares	$1,000	$959.00	$4.09
Class R6 Shares	$1,000	$958.90	$4.04
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.20	$5.72
Class C Shares	$1,000	$1,015.30	$9.62
Institutional Shares	$1,000	$1,020.70	$4.22
Class R6 Shares	$1,000	$1,020.70	$4.17
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.14%
Class C Shares	1.92%
Institutional Shares	0.84%
Class R6 Shares	0.83%
Semi-Annual Shareholder Report
26

Evaluation and Approval of Advisory Contract–May 2019
Federated MDT Mid cap growth fund (the “Fund”)
At its meetings in May 2019, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”) reviewed and unanimously approved the continuation of the Fund’s investment advisory contract for an additional one-year term. The Board’s decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other
Semi-Annual Shareholder Report
27

advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated MDTA LLC (the “Adviser”) and its affiliates (collectively “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board’s formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board’s consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense
Semi-Annual Shareholder Report
28

structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report
29

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds’ advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience
Semi-Annual Shareholder Report
30

in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser’s commitment to respond to rulemaking initiatives of the SEC. The Fund’s ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on the Fund’s performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ investment objectives or investment management techniques, or the costs to implement funds, even within the same Peer Group, and that the CCO had specifically noted that the Fund’s quantitative focus makes fee and expense comparisons particularly difficult as the funds in the Peer Group varied widely in their complexity, and the management of the Fund is among the more complex relative to its Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund’s performance was above the median of the relevant Peer Group. In addition, the Board was informed by the Adviser that the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund’s advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds’ administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and
Semi-Annual Shareholder Report
31

shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated’s previous reductions in contractual management fees to certain Federated Funds in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated’s profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees
Semi-Annual Shareholder Report
32

and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund’s assets decline. Federated, as it does throughout the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund’s investment advisory contract. The CCO also recognized that the Board’s evaluation of the Federated Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report
33

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the continuation of the contract reflects its view that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
34

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
35

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
36

Federated MDT Mid Cap Growth Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172107
CUSIP 314172305
CUSIP 314172198
CUSIP 314172529
8010409 (6/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2020
Share Class | Ticker	A | SVAAX	C | SVACX	Institutional | SVAIX	R6 | SVALX

Federated Strategic Value Dividend Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Strategic Value Dividend Fund)
Fund Established 2005

A Portfolio of Federated Equity Funds
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Equity Funds)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Strategic Value Dividend Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2019 through April 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At April 30, 2020, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	18.1%
Utilities	16.2%
Energy	15.5%
Communication Services	15.5%
Consumer Staples	14.7%
Financials	8.3%
Information Technology	4.4%
Real Estate	3.6%
Industrials	2.9%
Cash Equivalents[2]	0.6%
Other Assets and Liabilities—Net[3]	0.2%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2020 (unaudited)
Shares		Dividend Yield	Value in U.S. Dollars
	COMMON STOCKS—99.2%
	Communication Services—15.5%
12,279,945	AT&T, Inc.	6.83%	$374,169,924
6,498,310	BCE, Inc.	5.03	262,789,518
6,549,597	Verizon Communications, Inc.	4.28	376,274,348
116,993,334	Vodafone Group PLC	6.71	165,432,753
	TOTAL		1,178,666,543
	Consumer Staples—14.7%
5,428,204	British American Tobacco PLC	6.83	210,801,412
277,103	Kimberly-Clark Corp.	3.09	38,373,224
1,007,397	PepsiCo, Inc.	3.09	133,268,549
4,864,297	Philip Morris International, Inc.	6.27	362,876,556
5,383,662	The Coca-Cola Co.	3.57	247,056,249
2,494,475	Unilever PLC	3.60	128,968,654
	TOTAL		1,121,344,644
	Energy—15.5%
66,064,675	BP PLC	10.63	260,865,611
3,536,276	Chevron Corp.	5.61	325,337,392
6,908,175	Enbridge, Inc.	6.46	211,669,718
6,467,585	Exxon Mobil Corp.	7.49	300,548,675
1,854,425	TC Energy Corp.	4.30	85,343,917
	TOTAL		1,183,765,313
	Financials—8.3%
3,182,050	Canadian Imperial Bank of Commerce	6.02	188,552,379
13,163,675	KeyCorp	6.35	153,356,814
1,170,153	PNC Financial Services Group	4.31	124,820,221
6,924,307	Regions Financial Corp.	5.77	74,436,300
286,112	Zurich Insurance Group AG	5.53	91,206,104
	TOTAL		632,371,818
	Health Care—18.1%
4,525,901	AbbVie, Inc.	5.74	372,029,062
340,475	Amgen, Inc.	2.68	81,448,429
1,482,521	Gilead Sciences, Inc.	3.24	124,531,764
14,022,848	GlaxoSmithKline PLC	4.82	293,583,248
1,345,750	Merck & Co., Inc.	3.08	106,771,805
10,462,649	Pfizer, Inc.	3.96	401,347,216
	TOTAL		1,379,711,524
Semi-Annual Shareholder Report
2

Shares		Dividend Yield	Value in U.S. Dollars
	COMMON STOCKS—cont.
	Industrials—2.9%
2,289,724	United Parcel Service, Inc.	4.27%	$216,745,274
	Information Technology—4.4%
5,171,838	Cisco Systems, Inc.	3.40	219,182,494
920,650	IBM Corp.	5.19	115,596,814
	TOTAL		334,779,308
	Real Estate—3.6%
1,698,825	National Retail Properties, Inc.	5.48	55,449,648
3,382,539	Omega Healthcare Investors, Inc.	6.11	98,601,012
2,279,075	Welltower, Inc.	5.26	116,757,012
	TOTAL		270,807,672
	Utilities—16.2%
4,262,996	Dominion Energy, Inc.	4.87	328,804,881
3,224,854	Duke Energy Corp.	4.46	273,016,140
19,071,790	National Grid-SP PLC	5.12	224,487,191
8,425,580	PPL Corp.	6.53	214,178,244
3,389,552	Southern Co.	4.51	192,289,285
	TOTAL		1,232,775,741
	TOTAL COMMON STOCKS (IDENTIFIED COST $7,855,377,386)		7,550,967,837
	INVESTMENT COMPANY—0.6%
46,185,751	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.66%[1] (IDENTIFIED COST $46,142,240)		46,204,226
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $7,901,519,626)[2]		7,597,172,063
	OTHER ASSETS AND LIABILITIES - NET—0.2%[3]		18,606,341
	TOTAL NET ASSETS—100%		$7,615,778,404
Semi-Annual Shareholder Report
3

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2020, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2019	60,544,067
Purchases/Additions	888,454,434
Sales/Reductions	(902,812,750)
Balance of Shares Held 4/30/2020	46,185,751
Value	$46,204,226
Change in Unrealized Appreciation/Depreciation	$45,891
Net Realized Gain/(Loss)	$(109,134)
Dividend Income	$625,694
Gain Distribution Received	$301
1	7-day net yield.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
4

The following is a summary of the inputs used, as of April 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$5,427,267,332	$—	$—	$5,427,267,332
International	748,355,532	1,375,344,973	—	2,123,700,505
Investment Company	46,204,226	—	—	46,204,226
TOTAL SECURITIES	$6,221,827,090	$1,375,344,973	$—	$7,597,172,063
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$5.82	$5.73	$6.34	$5.97	$6.06	$6.25
Income From Investment Operations:
Net investment income	0.10	0.21	0.21	0.21	0.18	0.18
Net realized and unrealized gain (loss)	(0.94)	0.31	(0.21)	0.50	0.20	0.08
TOTAL FROM INVESTMENT OPERATIONS	(0.84)	0.52	—	0.71	0.38	0.26
Less Distributions:
Distributions from net investment income	(0.11)	(0.21)	(0.20)	(0.21)	(0.18)	(0.18)
Distributions from net realized gain	(0.27)	(0.22)	(0.41)	(0.13)	(0.29)	(0.27)
TOTAL DISTRIBUTIONS	(0.38)	(0.43)	(0.61)	(0.34)	(0.47)	(0.45)
Net Asset Value, End of Period	$4.60	$5.82	$5.73	$6.34	$5.97	$6.06
Total Return[1]	(15.28)%	9.68%	(0.16)%	12.29%	6.77%	4.45%
Ratios to Average Net Assets:
Net expenses	1.05%[2]	1.06%	1.05%	1.06%	1.05%	1.05%
Net investment income	3.84%[2]	3.75%	3.44%	3.36%	3.00%	3.07%
Expense waiver/reimbursement[3]	0.13% [2]	0.12%	0.12%	0.13%	0.14%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,120,208	$1,456,023	$1,603,675	$2,400,842	$3,300,976	$2,358,470
Portfolio turnover	21%	33%	9%	19%	21%	16%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$5.84	$5.74	$6.35	$5.98	$6.07	$6.26
Income From Investment Operations:
Net investment income	0.08	0.17	0.16	0.16	0.13	0.14
Net realized and unrealized gain (loss)	(0.95)	0.32	(0.20)	0.50	0.20	0.08
TOTAL FROM INVESTMENT OPERATIONS	(0.87)	0.49	(0.04)	0.66	0.33	0.22
Less Distributions:
Distributions from net investment income	(0.09)	(0.17)	(0.16)	(0.16)	(0.13)	(0.14)
Distributions from net realized gain	(0.27)	(0.22)	(0.41)	(0.13)	(0.29)	(0.27)
TOTAL DISTRIBUTIONS	(0.36)	(0.39)	(0.57)	(0.29)	(0.42)	(0.41)
Net Asset Value, End of Period	$4.61	$5.84	$5.74	$6.35	$5.98	$6.07
Total Return[1]	(15.72)%	9.02%	(0.91)%	11.43%	5.97%	3.68%
Ratios to Average Net Assets:
Net expenses	1.80%[2]	1.81%	1.80%	1.81%	1.80%	1.80%
Net investment income	3.10% [2]	3.00%	2.69%	2.65%	2.25%	2.31%
Expense waiver/reimbursement[3]	0.14% [2]	0.13%	0.13%	0.12%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$898,055	$1,217,811	$1,472,755	$1,997,389	$2,210,580	$1,592,942
Portfolio turnover	21%	33%	9%	19%	21%	16%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$5.86	$5.76	$6.37	$6.00	$6.09	$6.27
Income From Investment Operations:
Net investment income	0.11	0.23	0.22	0.23	0.19	0.20
Net realized and unrealized gain (loss)	(0.96)	0.32	(0.20)	0.50	0.20	0.09
TOTAL FROM INVESTMENT OPERATIONS	(0.85)	0.55	0.02	0.73	0.39	0.29
Less Distributions:
Distributions from net investment income	(0.12)	(0.23)	(0.22)	(0.23)	(0.19)	(0.20)
Distributions from net realized gain	(0.27)	(0.22)	(0.41)	(0.13)	(0.29)	(0.27)
TOTAL DISTRIBUTIONS	(0.39)	(0.45)	(0.63)	(0.36)	(0.48)	(0.47)
Net Asset Value, End of Period	$4.62	$5.86	$5.76	$6.37	$6.00	$6.09
Total Return[1]	(15.42)%	10.09%	0.09%	12.51%	7.01%	4.87%
Ratios to Average Net Assets:
Net expenses	0.80%[2]	0.81%	0.80%	0.81%	0.80%	0.80%
Net investment income	4.10%[2]	3.99%	3.69%	3.64%	3.23%	3.31%
Expense waiver/reimbursement[3]	0.13% [2]	0.12%	0.12%	0.13%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,046,885	$6,632,015	$7,027,654	$9,293,143	$9,154,739	$5,961,135
Portfolio turnover	21%	33%	9%	19%	21%	16%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,			Period Ended 10/31/2016[1]
		2019	2018	2017
Net Asset Value, Beginning of Period	$5.86	$5.76	$6.37	$6.00	$6.23
Income From Investment Operations:
Net investment income	0.11	0.23	0.22	0.23	0.06
Net realized and unrealized gain (loss)	(0.96)	0.32	(0.20)	0.50	(0.22)
TOTAL FROM INVESTMENT OPERATIONS	(0.85)	0.55	0.02	0.73	(0.16)
Less Distributions:
Distributions from net investment income	(0.12)	(0.23)	(0.22)	(0.23)	(0.07)
Distributions from net realized gain	(0.27)	(0.22)	(0.41)	(0.13)	—
TOTAL DISTRIBUTIONS	(0.39)	(0.45)	(0.63)	(0.36)	(0.07)
Net Asset Value, End of Period	$4.62	$5.86	$5.76	$6.37	$6.00
Total Return[2]	(15.41)%	10.11%	0.11%	12.53%	(2.61)%
Ratios to Average Net Assets:
Net expenses	0.78%[3]	0.79%	0.78%	0.79%	0.78%[3]
Net investment income	4.07%[3]	4.00%	3.69%	3.73%	1.43%[3]
Expense waiver/reimbursement[4]	0.07%[3]	0.07%	0.07%	0.07%	0.11%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$550,631	$500,119	$452,251	$242,131	$19,279
Portfolio turnover	21%	33%	9%	19%	21%[5]
1	Reflects operations for the period from June 29, 2016 (commencement of operations) to October 31, 2016.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
April 30, 2020 (unaudited)
Assets:
Investment in securities, at value including $46,204,226 of investment in an affiliated holding* (identified cost $7,901,519,626)		$7,597,172,063
Cash		899,958
Cash denominated in foreign currencies (identified cost $6,464)		6,551
Receivable for investments sold		129,651,361
Income receivable		29,757,169
Income receivable from an affiliated holding		34,484
Receivable for shares sold		9,631,397
TOTAL ASSETS		7,767,152,983
Liabilities:
Payable for investments purchased	$128,450,883
Payable for shares redeemed	19,889,069
Payable for other service fees (Notes 2 and 5)	839,151
Payable for distribution services fee (Note 5)	540,085
Payable for investment adviser fee (Note 5)	154,112
Payable for administrative fee (Note 5)	16,634
Accrued expenses (Note 5)	1,484,645
TOTAL LIABILITIES		151,374,579
Net assets for 1,648,946,117 shares outstanding		$7,615,778,404
Net Assets Consists of:
Paid-in capital		$8,391,504,072
Total distributable earnings (loss)		(775,725,668)
TOTAL NET ASSETS		$7,615,778,404
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,120,207,554 ÷ 243,682,621 shares outstanding) no par value, unlimited shares authorized	$4.60
Offering price per share (100/94.50 of $4.60)	$4.87
Redemption proceeds per share	$4.60
Class C Shares:
Net asset value per share ($898,055,157 ÷ 194,931,845 shares outstanding) no par value, unlimited shares authorized	$4.61
Offering price per share	$4.61
Redemption proceeds per share (99.00/100 of $4.61)	$4.56
Institutional Shares:
Net asset value per share ($5,046,884,827 ÷ 1,091,261,155 shares outstanding) no par value, unlimited shares authorized	$4.62
Offering price per share	$4.62
Redemption proceeds per share	$4.62
Class R6 Shares:
Net asset value per share ($550,630,866 ÷ 119,070,496 shares outstanding) no par value, unlimited shares authorized	$4.62
Offering price per share	$4.62
Redemption proceeds per share	$4.62
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended April 30, 2020 (unaudited)
Investment Income:
Dividends (including $625,694 received from an affiliated holding* and net of foreign taxes withheld of $4,486,440)			$220,793,741
Expenses:
Investment adviser fee (Note 5)		$33,803,291
Administrative fee (Note 5)		3,539,572
Custodian fees		191,344
Transfer agent fees (Note 2)		4,028,445
Directors’/Trustees’ fees (Note 5)		26,717
Auditing fees		12,730
Legal fees		4,766
Distribution services fee (Note 5)		4,084,589
Other service fees (Notes 2 and 5)		3,032,418
Portfolio accounting fees		102,178
Share registration costs		106,749
Printing and postage		157,600
Miscellaneous (Notes 5)		36,215
TOTAL EXPENSES		49,126,614
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(3,057,733)
Reimbursement of other operating expenses (Notes 2 and 5)	(2,726,803)
Reduction of custodian fees (Note 6)	(269)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION		(5,784,805)
Net expenses			43,341,809
Net investment income			$177,451,932
Semi-Annual Shareholder Report
12

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments (including realized loss of $(109,134) on sales of investments in an affiliated holding*) and foreign currency transactions	$(466,241,284)
Realized gain distribution from affiliated investment company shares*	301
Net change in unrealized appreciation of investments, and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $45,891 of investments in an affiliated holding*)	(1,187,751,567)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1,653,992,550)
Change in net assets resulting from operations	$(1,476,540,618)
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$177,451,932	$376,924,796
Net realized gain (loss)	(466,240,983)	456,820,382
Net change in unrealized appreciation/depreciation	(1,187,751,567)	67,705,532
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,476,540,618)	901,450,710
Distributions to Shareholders:
Class A Shares	(96,835,766)	(114,942,699)
Class C Shares	(75,254,810)	(95,273,313)
Institutional Shares	(442,210,633)	(530,242,937)
Class R6 Shares	(38,219,985)	(35,421,670)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(652,521,194)	(775,880,619)
Share Transactions:
Proceeds from sale of shares	1,411,695,942	2,203,967,091
Net asset value of shares issued to shareholders in payment of distributions declared	561,878,969	655,243,949
Cost of shares redeemed	(2,034,703,303)	(3,735,146,572)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(61,128,392)	(875,935,532)
Change in net assets	(2,190,190,204)	(750,365,441)
Net Assets:
Beginning of period	9,805,968,608	10,556,334,049
End of period	$7,615,778,404	$9,805,968,608
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
April 30, 2020 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.
On March 30, 2017, the Fund’s T Share Class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Equity Funds and Federated Hermes Strategic Value Dividend Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
Semi-Annual Shareholder Report
15

normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
16

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report
17

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $5,784,805 is disclosed in this Note 2 and Note 5.
For the six months ended April 30, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$614,387	$(413,576)
Class C Shares	532,423	(368,865)
Institutional Shares	2,854,955	(1,944,362)
Class R6 Shares	26,680	—
TOTAL	$4,028,445	$(2,726,803)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
18

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,670,888
Class C Shares	1,361,530
TOTAL	$3,032,418
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report
19

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	21,537,238	$114,093,070	45,025,375	$252,233,312
Shares issued to shareholders in payment of distributions declared	16,688,319	91,645,158	19,620,677	109,050,725
Shares redeemed	(44,511,140)	(225,993,657)	(94,389,716)	(525,047,879)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(6,285,583)	$(20,255,429)	(29,743,664)	$(163,763,842)

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	11,229,213	$58,935,736	21,409,272	$119,245,885
Shares issued to shareholders in payment of distributions declared	12,315,828	67,952,601	15,609,041	86,815,966
Shares redeemed	(37,277,051)	(193,426,690)	(84,784,306)	(474,079,827)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(13,732,010)	$(66,538,353)	(47,765,993)	$(268,017,976)
Semi-Annual Shareholder Report
20

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	195,128,684	$989,629,950	293,586,685	$1,645,788,849
Shares issued to shareholders in payment of distributions declared	66,746,161	368,016,520	76,639,483	428,341,959
Shares redeemed	(302,744,524)	(1,504,257,590)	(457,444,077)	(2,556,973,504)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(40,869,679)	$(146,611,120)	(87,217,909)	$(482,842,696)

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	49,972,622	$249,037,186	33,257,961	$186,699,045
Shares issued to shareholders in payment of distributions declared	6,219,108	34,264,690	5,550,054	31,035,299
Shares redeemed	(22,486,464)	(111,025,366)	(31,901,466)	(179,045,362)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	33,705,266	$172,276,510	6,906,549	$38,688,982
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(27,182,006)	$(61,128,392)	(157,821,017)	$(875,935,532)
4. FEDERAL TAX INFORMATION
At April 30, 2020, the cost of investments for federal tax purposes was $7,901,519,626. The net unrealized depreciation of investments for federal tax purposes was $304,347,563. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $582,942,468 and net unrealized depreciation from investments for those securities having an excess of cost over value of $887,290,031.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2020, the Adviser voluntarily waived $3,030,722 of its fee and voluntarily reimbursed $2,726,803 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2020, the Adviser reimbursed $27,011.
Semi-Annual Shareholder Report
21

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur and pay distribution expenses at the following percentages of average daily net assets annually to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$4,084,589
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2020, FSC retained $310,689 of fees paid by the Fund. For the six months ended April 30, 2020, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Shareholder Report
22

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2020, FSC retained $133,227 in sales charges from the sale of Class A Shares. FSC also retained $35,011 and $50,113 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2020, FSSC received $8,743 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.05%, 1.80%, 0.80% and 0.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2020, the Fund’s expenses were reduced by $269 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2020, were as follows:
Purchases	$1,883,548,485
Sales	$2,388,698,667
Semi-Annual Shareholder Report
23

8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2020, the Fund had no outstanding loans. During the six months ended April 30, 2020, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2020, there were no outstanding loans. During the six months ended April 30, 2020, the program was not utilized.
10. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
24

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
25

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2019	Ending Account Value 04/30/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$847.20	$4.82
Class C Shares	$1,000	$842.80	$8.25
Institutional Shares	$1,000	$845.80	$3.67
Class R6 Shares	$1,000	$845.90	$3.58
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.64	$5.27
Class C Shares	$1,000	$1,015.91	$9.02
Institutional Shares	$1,000	$1,020.89	$4.02
Class R6 Shares	$1,000	$1,020.98	$3.92
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.05%
Class C Shares	1.80%
Institutional Shares	0.80%
Class R6 Shares	0.78%
Semi-Annual Shareholder Report
26

Evaluation and Approval of Advisory Contract–May 2019
Federated Strategic Value dividend fund (the “Fund”)
At its meetings in May 2019, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund’s investment advisory contract for an additional one-year term. The Board’s decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other
Semi-Annual Shareholder Report
27

advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Equity Management Company of Pennsylvania (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board’s formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board’s consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense
Semi-Annual Shareholder Report
28

structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report
29

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered relevant by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds’ advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the
Semi-Annual Shareholder Report
30

day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser’s commitment to respond to rulemaking initiatives of the SEC. The Fund’s ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on the Fund’s performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund’s performance for the one-year and five-year periods was above the median of the relevant Peer Group, and the Fund’s performance fell below the median of the relevant Peer Group for the three-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund’s investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds’ administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to
Semi-Annual Shareholder Report
31

Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated’s previous reductions in contractual management fees to certain Federated Funds in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated’s profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such
Semi-Annual Shareholder Report
32

waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund’s assets decline. Federated, as it does throughout the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund’s investment advisory contract. The CCO also recognized that the Board’s evaluation of the Federated Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report
33

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the continuation of the contract reflects its view that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
34

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
35

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
36

Federated Strategic Value Dividend Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172586
CUSIP 314172578
CUSIP 314172560
CUSIP 31421N881
32939 (6/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 22, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2020